         AS FILED WITH THE SECURITIES AND EXCHANGE ON SEPTEMBER 25, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File number 811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                            Pamela M. Krill, Esquire
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

MEMBERS(R) MUTUAL FUNDS
Quarterly Portfolio Holdings Report
July 31, 2007

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION FUND

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

DIVERSIFIED INCOME FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

MID CAP VALUE FUND

MID CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

INTERNATIONAL STOCK FUND

THIS MATERIAL IS FOR REPORTING PURPOSES ONLY AND SHALL NOT BE USED IN CONNECTION WITH A SOLICITATION, OFFER OR ANY PROPOSED SALE OR PURCHASE OF SECURITIES UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Conservative Allocation Fund .........................................     1
   Moderate Allocation Fund .............................................     2
   Aggressive Allocation Fund ...........................................     3
   Cash Reserves Fund ...................................................     4
   Bond Fund ............................................................     5
   High Income Fund .....................................................     9
   Diversified Income Fund ..............................................    15
   Large Cap Value Fund .................................................    20
   Large Cap Growth Fund ................................................    22
   Mid Cap Value Fund ...................................................    25
   Mid Cap Growth Fund ..................................................    29
   Small Cap Value Fund .................................................    31
   Small Cap Growth Fund ................................................    33
   International Stock Fund .............................................    36

NOTES TO PORTFOLIOS OF INVESTMENTS ......................................    40

OTHER INFORMATION .......................................................    45

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. MEMBERS Mutual Funds are distributed by CUNA Brokerage Services, Inc. Office of Supervisory Jurisdiction, 2000 Heritage Way, Waverly IA 50677, member FINRA/SIPC.

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
INVESTMENT COMPANIES - 100.21%
              ALTERNATIVE ASSET CLASSES - 5.35%
     17,588   Cohen & Steers Institutional Realty
              Shares, Inc.                                         $     847,731
                                                                   -------------
              DEBT SECURITIES - 54.91%
    246,033   Dodge & Cox Income Fund                                  3,055,725
    193,012   MEMBERS Bond Fund, Class Y (R)                           1,862,563
    101,376   MEMBERS High Income Fund,
              Class Y (R)                                                718,756
    299,376   Western Asset Intermediate Bond
              Portfolio                                                3,071,594
                                                                   -------------
                                                                       8,708,638
                                                                   -------------
              EQUITY SECURITIES - 22.62%
    109,776   MEMBERS Large Cap Growth Fund,
              Class Y (R)*                                             1,733,366
     80,683   MEMBERS Large Cap Value Fund,
              Class Y (R)                                              1,296,568
     78,825   MEMBERS Mid Cap Growth Fund,
              Class Y (R)*                                               558,082
                                                                   -------------
                                                                       3,588,016
                                                                   -------------
              FOREIGN SECURITIES - 4.94%
     49,808   MEMBERS International Stock Fund,
              Class Y (R)                                                782,986
                                                                   -------------
              MONEY MARKET SECURITIES - 12.39%
  1,964,718   SSgA Prime Money Market Fund                             1,964,718
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $16,017,540**)                                    15,892,089
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (0.21)%                               (32,880)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  15,859,209
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $16,035,674.

(R)  Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
INVESTMENT COMPANIES - 99.92%
              ALTERNATIVE ASSET CLASSES - 4.23%
     52,387   Cohen & Steers Institutional Realty
              Shares, Inc.                                         $   2,525,065
                                                                   -------------
              DEBT SECURITIES - 29.02%
    635,445   MEMBERS Bond Fund, Class Y (R)                           6,132,047
    550,270   MEMBERS High Income Fund,
              Class Y (R)                                              3,901,413
    709,596   Western Asset Intermediate Bond
              Portfolio                                                7,280,458
                                                                   -------------
                                                                      17,313,918
                                                                   -------------
              EQUITY SECURITIES - 46.45%
    118,804   Columbia Funds Series Trust - Columbia
              Marsico Focused Equities Fund, Class Z                   2,686,156
    422,416   MEMBERS Large Cap Growth Fund,
              Class Y (R)*                                             6,669,951
    402,251   MEMBERS Large Cap Value Fund,
              Class Y (R)                                              6,464,172
    641,067   MEMBERS Mid Cap Growth Fund,
              Class Y (R)*                                             4,538,756
    194,952   MEMBERS Mid Cap Value Fund,
              Class Y (R)                                              2,614,305
    261,347   MEMBERS Small Cap Growth Fund,
              Class Y (R)                                              2,754,596
    197,237   MEMBERS Small Cap Value Fund,
              Class Y (R)*                                             1,978,284
                                                                   -------------
                                                                      27,706,220
                                                                   -------------
              FOREIGN SECURITIES - 15.01%
    474,518   MEMBERS International Stock Fund,
              Class Y (R)                                              7,459,427
     15,800   Vanguard Emerging Markets ETF                            1,493,100
                                                                   -------------
                                                                       8,952,527
                                                                   -------------
              MONEY MARKET SECURITIES - 5.21%
  3,108,576   SSgA Prime Money Market Fund                             3,108,576
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $59,330,731**)                                    59,606,306
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - 0.08%                                  47,333
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  59,653,639
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $59,481,105.

(R)  Affiliated Company (see Note 6).

ETF  Exchange Traded Fund.

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
INVESTMENT COMPANIES - 99.96%
              ALTERNATIVE ASSET CLASSES - 1.73%
      6,977   Cohen & Steers Institutional Realty
              Shares, Inc.                                         $     336,278
                                                                   -------------
              EQUITY SECURITIES - 68.07%
     52,269   Columbia Funds Series Trust - Columbia
              Marsico Focused Equities Fund,
              Class Z *                                                1,181,803
    179,204   MEMBERS Large Cap Growth Fund,
              Class Y (R)*                                             2,829,635
    169,348   MEMBERS Large Cap Value Fund,
              Class Y (R)                                              2,721,425
    298,361   MEMBERS Mid Cap Growth Fund,
              Class Y (R)*                                             2,112,395
    119,065   MEMBERS Mid Cap Value Fund,
              Class Y (R)                                              1,596,660
    137,015   MEMBERS Small Cap Growth Fund,
              Class Y (R)*                                             1,444,138
    133,448   MEMBERS Small Cap Value Fund,
              Class Y (R)*                                             1,338,483
                                                                   -------------
                                                                      13,224,539
                                                                   -------------
              FOREIGN SECURITIES - 29.94%
    309,336   MEMBERS International Stock Fund,
              Class Y (R)                                              4,862,763
     10,100   Vanguard Emerging Markets ETF                              954,450
                                                                   -------------
                                                                       5,817,213
                                                                   -------------
              MONEY MARKET SECURITIES - 0.22%
     43,329   SSgA Prime Money Market Fund                                43,329
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $18,973,526**)                                    19,421,359
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - 0.04%                                   7,797
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  19,429,156
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $19,054,502.

(R)  Affiliated Company (see Note 6).

ETF  Exchange Traded Fund.

              See accompanying Notes to Portfolios of Investments.

CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.04%
              FEDERAL AGRICULTURAL MORTGAGE CORP. (A) - 3.15%
$   500,000   5.148%, due 09/27/07                                 $     495,925
                                                                   -------------
              FEDERAL FARM CREDIT BANK - 1.70%
    200,000   3.370%, due 09/15/07                                       199,476
     68,000   5.160%, due 09/21/07 (A)                                    67,503
                                                                   -------------
                                                                         266,979
                                                                   -------------
              FEDERAL HOME LOAN BANK - 30.83%
    100,000   5.250%, due 08/03/07 (A)                                    99,971
    100,000   5.160%, due 08/15/07 (A)                                    99,799
    350,000   6.500%, due 08/15/07                                       350,131
    331,000   5.150%, due 08/16/07 (A)                                   330,290
    300,000   4.350%, due 08/23/07                                       299,795
    200,000   5.145%, due 08/29/07 (A)                                   199,200
    194,000   5.150%, due 09/07/07 (A)                                   192,973
    400,000   3.875%, due 09/14/07                                       399,262
    132,000   5.150%, due 09/19/07 (A)                                   131,075
    500,000   3.500%, due 09/24/07                                       498,583
    450,000   5.157%, due 09/28/07 (A)                                   446,261
    110,000   5.250%, due 10/03/07                                       109,960
    300,000   5.140%, due 10/05/07 (A)                                   297,088
    450,000   4.125%, due 10/19/07                                       448,790
    200,000   3.800%, due 12/20/07                                       198,792
    500,000   5.239%, due 02/07/08 (G)                                   500,000
    250,000   5.189%, due 04/01/08 (G)                                   249,950
                                                                   -------------
                                                                       4,851,920
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 30.65%
    600,000   5.145%, due 08/06/07 (A)                                   599,571
    293,000   5.150%, due 08/10/07 (A)                                   292,623
    600,000   3.000%, due 08/13/07                                       599,516
    329,000   5.145%, due 08/17/07 (A)                                   328,248
    100,000   5.161%, due 08/20/07 (A)                                    99,728
    400,000   5.150%, due 08/27/07 (A)                                   398,512
    500,000   5.145%, due 09/04/07 (A)                                   497,570
    125,000   5.100%, due 09/10/07 (A)                                   124,292
    150,000   5.145%, due 09/10/07 (A)                                   149,142
    400,000   5.140%, due 09/13/07 (A)                                   397,544
     70,000   5.159%, due 09/18/07 (A)                                    69,518
    250,000   5.140%, due 09/21/07 (A)                                   248,180
    176,000   5.140%, due 09/24/07 (A)                                   174,643
    525,000   5.130%, due 10/26/07 (A)                                   518,566
     52,000   5.130%, due 11/19/07 (A)                                    51,185
    284,000   5.040%, due 03/20/08 (A)                                   274,776
                                                                   -------------
                                                                       4,823,614
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.71%
    685,000   4.750%, due 08/03/07                                       684,977
    255,000   5.165%, due 08/08/07 (A)                                   254,744
    226,000   5.250%, due 08/08/07 (A)                                   225,769
    202,000   3.000%, due 08/15/07                                       201,816
    198,000   5.160%, due 08/22/07 (A)                                   197,404
    178,000   5.150%, due 09/04/07 (A)                                   177,134
    102,000   5.250%, due 09/04/07 (A)                                   101,494
    165,000   5.020%, due 09/14/07                                       164,906

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   364,000   5.160%, due 09/17/07 (A)                             $     361,548
    330,000   5.150%, due 09/19/07 (A)                                   327,687
    214,000   5.140%, due 09/24/07 (A)                                   212,350
    100,000   5.150%, due 09/26/07 (A)                                    99,199
    275,000   5.140%, due 10/03/07 (A)                                   272,526
    500,000   5.140%, due 10/10/07 (A)                                   495,003
    275,000   5.134%, due 12/21/07 (A)                                   269,431
                                                                   -------------
                                                                       4,045,988
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $14,484,426)                                      14,484,426
                                                                   -------------

  Shares
-----------
INVESTMENT COMPANIES - 7.20%
    566,365   J.P. Morgan Prime Money Market Fund                        566,365
    567,596   SSgA Prime Money Market Fund                               567,596
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $1,133,961)                                        1,133,961
                                                                   -------------
TOTAL INVESTMENTS - 99.24%
(Cost $15,618,387**)                                                  15,618,387
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - 0.76%                                 118,934
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  15,737,321
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $15,618,387.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
ASSET BACKED - 3.56%
$    64,040   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                 $      63,831
    260,603   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.210%, due 05/25/34                                       245,591
    327,865   Countrywide Asset-Backed Certificates,
              Series 2003-S1, Class A4 (M)
              5.009%, due 12/25/32                                       326,330
    560,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                       552,060
    375,022   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                       384,648
    677,963   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36                                            --
  1,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5
              5.500%, due 11/25/33                                     1,494,719
    254,729   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                       253,574
    227,305   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                       214,725
    440,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              8.320%, due 05/25/34                                       372,083
                                                                   -------------
              TOTAL ASSET BACKED
              (Cost $4,688,811)                                        3,907,561
                                                                   -------------
COMMERCIAL MORTGAGE BACKED - 9.62%
    354,213   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       351,605
    640,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       619,338
    402,859   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                       393,837
    525,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6
              4.750%, due 02/13/46                                       493,706
    325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.131%, due 10/12/42                                       296,346
  1,100,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                     1,078,962
  1,200,000   Greenwich Capital Commercial Funding Corp.
              Series 2004-GG1, Class A7
              5.317%, due 06/10/36                                     1,174,049

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$ 1,000,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                 $     970,274
    800,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       756,767
  1,150,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     1,097,869
    910,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       893,538
    500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                       476,338
    330,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                       304,890
    400,486   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                       393,854
  1,295,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     1,269,764
                                                                   -------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $10,838,553)                                      10,571,137
                                                                   -------------
PRIVATE LABEL MORTGAGE BACKED - 2.41%
    914,720   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       909,584
  1,744,151   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,740,719
                                                                   -------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,634,665)                                        2,650,303
                                                                   -------------
CORPORATE NOTES AND BONDS - 19.84%
              CONSUMER DISCRETIONARY - 1.96%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                       909,014
    700,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                       696,437
    575,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       551,046
                                                                   -------------
                                                                       2,156,497
                                                                   -------------
              CONSUMER STAPLES - 0.99%
    750,000   Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09                                       736,133
    365,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                       355,084
                                                                   -------------
                                                                       1,091,217
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              ENERGY - 0.70%
$   240,000   Hess Corp. (O)
              7.875%, due 10/01/29                                 $     273,803
    450,000   Valero Energy Corp. (O)
              7.500%, due 04/15/32                                       489,658
                                                                   -------------
                                                                         763,461
                                                                   -------------
              FINANCE - 4.17%
    500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                       491,875
    500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                       500,346
    290,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                       309,163
    330,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                       380,623
    750,000   Goldman Sachs Group, Inc.
              5.700%, due 09/01/12                                       745,765
    750,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       760,164
    520,000   Lehman Brothers Holdings, Inc. (O)
              5.750%, due 01/03/17                                       485,973
    440,000   SLM Corp.
              5.125%, due 08/27/12                                       391,446
    500,000   U.S. Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                       517,119
                                                                   -------------
                                                                       4,582,474
                                                                   -------------
              FORESTRY/PAPER - 0.30%
    325,000   Westvaco Corp.
              8.200%, due 01/15/30                                       333,952
                                                                   -------------
              HEALTH CARE - 1.27%
    500,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                       530,680
    325,000   Genentech, Inc.
              5.250%, due 07/15/35                                       286,177
    345,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                       347,762
    230,000   Wyeth
              6.500%, due 02/01/34                                       232,328
                                                                   -------------
                                                                       1,396,947
                                                                   -------------
              INDUSTRIALS - 4.49%
    240,000   Boeing Co. (O)
              8.625%, due 11/15/31                                       321,880
    215,000   D.R. Horton, Inc.
              5.250%, due 02/15/15                                       181,604
    500,000   Daimler Finance North America LLC (D)(O)
              4.750%, due 01/15/08                                       497,854
  1,000,000   Dow Chemical Co.
              5.750%, due 12/15/08                                     1,004,378
    800,000   General Electric Co.
              5.000%, due 02/01/13                                       781,036
    250,000   GMAC LLC
              6.125%, due 08/28/07                                       249,721
    500,000   GMAC LLC (O)
              7.250%, due 03/02/11                                       473,820

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              INDUSTRIALS (CONTINUED)
$   192,000   Raytheon Co.
              4.500%, due 11/15/07                                 $     191,473
    235,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       249,203
    500,000   Weyerhaeuser Co.
              6.875%, due 12/15/33                                       469,482
    525,000   WM Wrigley Jr. Co. (O)
              4.300%, due 07/15/10                                       508,876
                                                                   -------------
                                                                       4,929,327
                                                                   -------------
              MEDIA - 1.02%
    525,000   Comcast Cable Communication Holdings, Inc.
              9.455%, due 11/15/22                                       659,827
    455,000   Rogers Cable, Inc. (D)(O)
              6.250%, due 06/15/13                                       457,304
                                                                   -------------
                                                                       1,117,131
                                                                   -------------
              PIPELINE - 0.29%
    345,000   Knight, Inc.
              7.250%, due 03/01/28                                       317,400
                                                                   -------------
              REAL ESTATE INVESTMENT TRUST - 0.24%
    270,000   Simon Property Group L.P. (O)
              5.875%, due 03/01/17                                       267,553
                                                                   -------------
              TELECOMMUNICATIONS - 0.74%
    400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       392,774
    445,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                       419,951
                                                                   -------------
                                                                         812,725
                                                                   -------------
              TRANSPORTATION - 0.96%
    285,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       324,850
    359,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       324,109
    390,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                       406,104
                                                                   -------------
                                                                       1,055,063
                                                                   -------------
              UTILITIES - 2.71%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       538,600
    450,000   Illinois Power Co.
              7.500%, due 06/15/09                                       456,456
    435,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07                                       433,494
    285,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                       276,706
    250,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       288,217
    200,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                       195,005
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                       787,210
                                                                   -------------
                                                                       2,975,688
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $22,303,849)                                      21,799,435
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
MORTGAGE BACKED - 26.41%
              FEDERAL HOME LOAN MORTGAGE CORP. - 3.34%
$   670,913   5.000%, due 05/01/18 Pool # E96322                   $     653,645
      6,410   8.000%, due 06/01/30 Pool # C01005                           6,756
      8,786   7.000%, due 03/01/31 Pool # C48133                           9,089
    132,535   6.500%, due 01/01/32 Pool # C62333                         135,333
  2,227,684   5.000%, due 07/01/33 Pool # A11325                       2,101,132
    217,782   6.000%, due 10/01/34 Pool # A28439                         216,825
    189,124   6.000%, due 10/01/34 Pool # A28598                         188,293
    209,781   5.000%, due 04/01/35 Pool # A32315                         197,353
    175,844   5.000%, due 04/01/35 Pool # A32316                         165,426
                                                                   -------------
                                                                       3,673,852
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.96%
  1,061,019   4.000%, due 04/01/15 Pool # 255719                       1,020,299
    760,532   5.500%, due 04/01/16 Pool # 745444                         753,538
     48,689   6.000%, due 05/01/16 Pool # 582558                          49,068
    669,094   5.500%, due 02/01/18 Pool # 673194                         663,879
    820,579   5.000%, due 05/01/20 Pool # 813965                         796,769
    987,262   4.500%, due 09/01/20 Pool # 835465                         941,515
     87,241   6.000%, due 05/01/21 Pool # 253847                          87,708
     37,701   7.000%, due 12/01/29 Pool # 762813                          39,062
     73,320   7.000%, due 11/01/31 Pool # 607515                          76,034
    306,979   6.500%, due 03/01/32 Pool # 631377                         312,482
      2,314   7.000%, due 04/01/32 Pool # 641518                           2,398
     36,138   7.000%, due 05/01/32 Pool # 644591                          37,475
    981,684   6.500%, due 06/01/32 Pool # 545691                         999,281
    331,012   6.000%, due 12/01/32 Pool # 676552                         330,059
  2,041,398   5.500%, due 04/01/33 Pool # 690206                       1,981,453
    938,988   5.000%, due 10/01/33 Pool # 254903                         885,766
  1,460,630   5.500%, due 11/01/33 Pool # 555880                       1,417,739
    143,288   5.000%, due 05/01/34 Pool # 775604                         135,060
    361,026   5.000%, due 05/01/34 Pool # 780890                         340,294
    223,230   5.000%, due 06/01/34 Pool # 255230                         210,411
  1,815,585   5.500%, due 06/01/34 Pool # 780384                       1,759,870
     17,922   7.000%, due 07/01/34 Pool # 792636                          18,492
    343,617   5.500%, due 08/01/34 Pool # 793647                         333,073
  1,496,729   5.500%, due 03/01/35 Pool # 815976                       1,449,243
    697,232   5.500%, due 07/01/35 Pool # 825283                         675,111
    936,709   5.000%, due 08/01/35 Pool # 829670                         881,219
    452,935   5.500%, due 08/01/35 Pool # 826872                         438,564
    732,686   5.000%, due 09/01/35 Pool # 820347                         689,282
    736,455   5.000%, due 09/01/35 Pool # 835699                         692,828
    940,730   5.000%, due 10/01/35 Pool # 797669                         885,002
    892,495   5.500%, due 10/01/35 Pool # 836912                         864,179
    869,530   5.000%, due 11/01/35 Pool # 844504                         818,019
    981,602   5.000%, due 11/01/35 Pool # 844809                         923,452
  1,013,959   5.000%, due 12/01/35 Pool # 850561                         953,893
  1,029,064   6.000%, due 11/01/36 Pool # 902510                       1,022,612
    902,675   5.500%, due 05/01/37 Pool # 899323                         871,765
    905,000   5.500%, due 07/01/37 Pool # 938197                         874,011
                                                                   -------------
                                                                      25,230,905
                                                                   -------------

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.11%
$    21,336   8.000%, due 10/20/15 Pool # 002995                   $      22,403
     57,654   6.500%, due 02/20/29 Pool # 002714                          58,973
     36,960   6.500%, due 04/20/31 Pool # 003068                          37,780
                                                                   -------------
                                                                         119,156
                                                                   -------------
              TOTAL MORTGAGE BACKED
              (Cost $29,807,068)                                      29,023,913
                                                                   -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.89%
              FEDERAL FARM CREDIT BANK - 0.47%
    500,000   5.875%, due 10/03/16                                       518,530
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 2.58%
  2,500,000   4.875%, due 11/15/13                                     2,455,153
    400,000   4.500%, due 01/15/14 (O)                                   384,410
                                                                   -------------
                                                                       2,839,563
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.22% (O)
  1,400,000   4.000%, due 09/02/08                                     1,384,687
  1,095,000   4.625%, due 10/15/14                                     1,055,886
                                                                   -------------
                                                                       2,440,573
                                                                   -------------
              U.S. TREASURY BOND - 3.72% (O)
  3,405,000   6.625%, due 02/15/27                                     4,084,137
                                                                   -------------
              U.S. TREASURY NOTES - 20.90%
  5,000,000   4.000%, due 08/31/07 (O)                                 4,995,310
    830,000   3.750%, due 05/15/08 (O)                                   822,673
    580,000   4.875%, due 05/31/09 (O)                                   582,764
    650,000   3.875%, due 05/15/10 (O)                                   638,676
    300,000   3.875%, due 09/15/10                                       294,070
    100,000   4.500%, due 11/15/10 (O)                                    99,875
    350,000   4.750%, due 03/31/11 (O)                                   352,188
  3,600,000   4.625%, due 12/31/11 (O)                                 3,603,938
  1,000,000   4.625%, due 02/29/12 (O)                                 1,001,094
  1,200,000   4.500%, due 03/31/12 (O)                                 1,194,187
  1,915,000   4.875%, due 06/30/12 (O)                                 1,937,141
  1,540,000   3.625%, due 05/15/13 (O)                                 1,462,158
  2,440,000   4.625%, due 02/15/17 (O)                                 2,408,546
  3,650,000   4.500%, due 05/15/17 (O)                                 3,572,153
                                                                   -------------
                                                                      22,964,773
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $32,761,164)                                      32,847,576
                                                                   -------------
 CERTIFICATE OFDEPOSIT - 3.10%
  3,407,955   State Street Eurodollar
              2.800%, due 08/01/07                                     3,407,955
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $3,407,955)                                        3,407,955
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
INVESTMENT COMPANIES - 4.48%
  4,925,758   SSgA Prime Money Market Fund                         $   4,925,758
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $4,925,758)                                        4,925,758
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN - 26.43%
 29,048,186   State Street Navigator Securities
              Lending Prime Portfolio (I)                             29,048,186
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $29,048,186)                                      29,048,186
                                                                   -------------
TOTAL INVESTMENTS - 125.74%
(Cost $140,416,009**)                                                138,181,824
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (25.74)%                          (28,284,586)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 109,897,238
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $140,416,009.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.83% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS - 91.08%
              AEROSPACE/DEFENSE - 0.69%
$   250,000   Alion Science and Technology Corp.
              10.250%, due 02/01/15                                $     240,000
    195,000   K&F Acquisition, Inc.
              7.750%, due 11/15/14                                       209,625
                                                                   -------------
                                                                         449,625
                                                                   -------------
              APPAREL/TEXTILES - 0.94%
    150,000   Hanesbrands, Inc., Series B (G)(O)
              8.784%, due 12/15/14                                       147,000
    250,000   Oxford Industries, Inc.
              8.875%, due 06/01/11                                       252,500
    200,000   Warnaco, Inc.
              8.875%, due 06/15/13                                       210,500
                                                                   -------------
                                                                         610,000
                                                                   -------------
              AUTOMOTIVE - 5.07%
    250,000   American Axle & Manufacturing, Inc. (O)
              7.875%, due 03/01/17                                       225,000
    100,000   Ford Motor Credit Co. LLC
              7.250%, due 10/25/11                                        91,400
    550,000   Ford Motor Credit Co. LLC (G)
              9.806%, due 04/15/12                                       568,919
    250,000   Ford Motor Credit Co. LLC
              8.000%, due 12/15/16                                       230,405
    300,000   General Motors Corp. (O)
              7.125%, due 07/15/13                                       255,000
    250,000   General Motors Corp. (O)
              7.700%, due 04/15/16                                       213,750
    250,000   General Motors Corp. (O)
              8.250%, due 07/15/23                                       203,750
    350,000   GMAC LLC (O)
              6.750%, due 12/01/14                                       314,568
    250,000   Goodyear Tire & Rubber Co.
              7.857%, due 08/15/11                                       247,500
    250,000   KAR Holdings, Inc. (C)
              8.750%, due 05/01/14                                       225,000
    250,000   KAR Holdings, Inc. (C)
              10.000%, due 05/01/15                                      220,000
    250,000   Penske Auto Group, Inc.
              7.750%, due 12/15/16                                       240,000
    250,000   United Components, Inc.
              9.375%, due 06/15/13                                       253,750
                                                                   -------------
                                                                       3,289,042
                                                                   -------------
              BEVERAGE/FOOD - 1.76%
    150,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                       145,500
    400,000   Constellation Brands, Inc. (C)
              7.250%, due 05/15/17                                       374,000
    125,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                       121,250
    250,000   NBTY, Inc.
              7.125%, due 10/01/15                                       242,500
    300,000   Pinnacle Foods Finance LLC/
              Pinnacle Foods Finance Corp. (C)(O)
              10.625%, due 04/01/17                                      262,500
                                                                   -------------
                                                                       1,145,750
                                                                   -------------

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              BUILDING MATERIALS - 1.20%
$   200,000   Goodman Global Holdings, Inc. (O)
              7.875%, due 12/15/12                                 $     200,000
     87,000   Interface, Inc.
              10.375%, due 02/01/10                                       90,480
    250,000   Interline Brands, Inc.
              8.125%, due 06/15/14                                       247,500
    250,000   U.S. Concrete, Inc. (O)
              8.375%, due 04/01/14                                       240,000
                                                                   -------------
                                                                         777,980
                                                                   -------------
              CHEMICALS - 2.65%
    100,000   Hexion US Finance Corp./
              Hexion Nova Scotia Finance ULC
              9.750%, due 11/15/14                                       107,000
    150,000   Hexion US Finance Corp./
              Hexion Nova Scotia Finance ULC (G)
              9.860%, due 11/15/14                                       154,500
    250,000   Ineos Group Holdings PLC (C)(D)(O)
              8.500%, due 02/15/16                                       228,750
    200,000   Lyondell Chemical Co.
              8.000%, due 09/15/14                                       214,000
    200,000   Lyondell Chemical Co. (O)
              8.250%, due 09/15/16                                       219,000
    150,000   Momentive Performance
              Materials, Inc. (C)
              9.750%, due 12/01/14                                       144,000
    160,000   Nalco Co. (O)
              8.875%, due 11/15/13                                       157,600
    500,000   Tronox Worldwide LLC/
              Tronox Finance Corp.
              9.500%, due 12/01/12                                       495,000
                                                                   -------------
                                                                       1,719,850
                                                                   -------------
              CONSUMER PRODUCTS - 2.97%
    250,000   American Achievement Corp.
              8.250%, due 04/01/12                                       240,000
    300,000   Central Garden and Pet Co.
              9.125%, due 02/01/13                                       291,750
    185,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                       191,012
    300,000   Leslie's Poolmart
              7.750%, due 02/01/13                                       292,500
    400,000   Simmons Co. (O)
              7.875%, due 01/15/14                                       374,000
    300,000   Visant Corp.
              7.625%, due 10/01/12                                       294,000
    250,000   Visant Holding Corp.
              8.750%, due 12/01/13                                       247,500
                                                                   -------------
                                                                       1,930,762
                                                                   -------------
              ENVIRONMENTAL - 1.67%
    350,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                       353,500
    250,000   Waste Connections, Inc. (O)(P)
              3.750%, due 04/01/26                                       278,125
    200,000   Waste Services, Inc.
              9.500%, due 04/15/14                                       203,000
    250,000   WCA Waste Corp.
              9.250%, due 06/15/14                                       251,250
                                                                   -------------
                                                                       1,085,875
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              FOOD & DRUG RETAILERS - 1.81%
$   250,000   Rite Aid Corp. (O)
              9.250%, due 06/01/13                                 $     231,250
    500,000   Rite Aid Corp. (O)
              8.625%, due 03/01/15                                       430,000
    150,000   Rite Aid Corp.
              7.500%, due 03/01/17                                       137,625
    150,000   Stater Brothers Holdings (O)
              8.125%, due 06/15/12                                       144,750
    250,000   Stater Brothers Holdings (C)(O)
              7.750%, due 04/15/15                                       232,500
                                                                   -------------
                                                                       1,176,125
                                                                   -------------
              FORESTRY/PAPER - 3.73%
    250,000   Abitibi-Consolidated Co. of Canada (D)(O)
              8.375%, due 04/01/15                                       203,750
    250,000   Abitibi-Consolidated, Inc. (D)(G)
              8.860%, due 06/15/11                                       222,500
    200,000   Boise Cascade LLC (G)
              8.231%, due 10/15/12                                       196,000
    250,000   Boise Cascade LLC
              7.125%, due 10/15/14                                       230,000
    250,000   Cascades, Inc. (D)(O)
              7.250%, due 02/15/13                                       233,750
    200,000   Catalyst Paper Corp., Series D (D)(O)
              8.625%, due 06/15/11                                       179,500
    250,000   Catalyst Paper Corp. (D)
              7.375%, due 03/01/14                                       213,750
    250,000   Georgia-Pacific Corp. (C)
              7.125%, due 01/15/17                                       230,000
    250,000   Smurfit-Stone Container Enterprises, Inc.
              8.000%, due 03/15/17                                       233,750
    250,000   Smurfit-Stone Container Enterprises, Inc.
              8.375%, due 07/01/12                                       233,125
    250,000   Verso Paper Holdings LLC and
              Verson Paper, Inc., Series B (G)
              9.106%, due 08/01/14                                       245,000
                                                                   -------------
                                                                       2,421,125
                                                                   -------------
              GAMING - 7.85%
    300,000   American Casino & Entertainment
              Properties LLC
              7.850%, due 02/01/12                                       309,000
    500,000   Boyd Gaming Corp. (O)
              6.750%, due 04/15/14                                       470,000
    200,000   CCM Merger, Inc. (C)
              8.000%, due 08/01/13                                       197,000
    100,000   Chukchansi Economic Development
              Authority (C)(G)
              8.859%, due 11/15/12                                       100,500
    195,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12                                       198,900
    250,000   Herbst Gaming, Inc.
              7.000%, due 11/15/14                                       213,750
    350,000   Isle of Capri Casinos, Inc.
              9.000%, due 03/15/12                                       365,313
    275,000   Isle of Capri Casinos, Inc.
              7.000%, due 03/01/14                                       247,844

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              GAMING (CONTINUED)
$   350,000   MGM Mirage (O)
              7.625%, due 01/15/17                                 $     325,500
    400,000   MTR Gaming Group, Inc., Series B
              9.750%, due 04/01/10                                       410,000
    250,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15                                       255,312
    200,000   Pinnacle Entertainment, Inc. (O)
              8.250%, due 03/15/12                                       202,000
    150,000   Pinnacle Entertainment, Inc.
              8.750%, due 10/01/13                                       155,250
    250,000   Pinnacle Entertainment, Inc. (C)
              7.500%, due 06/15/15                                       230,000
    250,000   Seneca Gaming Corp.
              7.250%, due 05/01/12                                       246,250
    250,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                       226,875
    100,000   Station Casinos, Inc. (O)
              6.875%, due 03/01/16                                        84,250
    250,000   Station Casinos, Inc.
              7.750%, due 08/15/16                                       234,375
    450,000   Station Casinos, Inc.
              6.625%, due 03/15/18                                       360,000
    150,000   Wimar Opco LLC/
              Wimar Opco Finance Corp. (C)
              9.625%, due 12/15/14                                       126,000
    150,000   Wynn Las Vegas Capital Corp.
              6.625%, due 12/01/14                                       139,125
                                                                   -------------
                                                                       5,097,244
                                                                   -------------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.73%
    500,000   Baldor Electric Co.
              8.625%, due 02/15/17                                       512,500
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15                                       257,500
    250,000   Mueller Water Products, Inc. (C)
              7.375%, due 06/01/17                                       233,750
    250,000   RBS Global, Inc. and Rexnord Corp. (O)
              8.875%, due 09/01/16                                       231,250
    300,000   Trimas Corp.
              9.875%, due 06/15/12                                       298,500
    250,000   Wesco Distribution, Inc.
              7.500%, due 10/15/17                                       237,500
                                                                   -------------
                                                                       1,771,000
                                                                   -------------
              HEALTH CARE - 6.66%
    250,000   Advanced Medical Optics, Inc.
              7.500%, due 05/01/17                                       227,500
    250,000   Advanced Medical Optics, Inc. (P)
              3.250%, due 08/01/26                                       204,688
    350,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                       343,000
    350,000   Community Health Systems, Inc., (C)(O)
              8.875%, due 07/15/15                                       339,938
    250,000   HCA, Inc. (O)
              6.500%, due 02/15/16                                       192,500
    500,000   HCA, Inc. (C)
              9.250%, due 11/15/16                                       496,250

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              HEALTH CARE (CONTINUED)
$   250,000   IASIS Healthcare LLC/
              IASIS Capital Corp. (O)
              8.750%, due 06/15/14                                 $     240,000
    250,000   Omnicare, Inc., Series OCR (P)
              3.250%, due 12/15/35                                       201,562
    250,000   Psychiatric Solutions, Inc. (O)
              7.750%, due 07/15/15                                       237,500
     50,000   Psychiatric Solutions, Inc. (C)
              7.750%, due 07/15/15                                        47,500
    250,000   Res-Care, Inc.
              7.750%, due 10/15/13                                       250,000
    200,000   Service Corp. Internationa/US (O)
              7.625%, due 10/01/18                                       190,500
     50,000   Teva Pharmaceutical Finance Co., BV,
              Series D (D)(O)(P)
              1.750%, due 02/01/26                                        50,750
    250,000   United Surgical Partners
              International, Inc. (C)
              8.875%, due 05/01/17                                       235,000
    250,000   Universal Hospital Services, Inc., PIK (C)
              8.500%, due 06/01/15                                       225,625
    500,000   Vanguard Health Holding Co. I LLC (B)(O)
              0.000%, due 10/01/15                                       365,000
    250,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14                                       232,500
    250,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                       243,750
                                                                   -------------
                                                                       4,323,563
                                                                   -------------
              INSURANCE - 1.32%
  1,000,000   HUB International Holdings, Inc. (C)
              10.250%, due 06/15/15                                      860,000
                                                                   -------------
              MEDIA - BROADCASTING - 1.23%
    260,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                       253,500
    200,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                       192,500
    250,000   LIN Television Corp. (O)(P)
              2.500%, due 05/15/33                                       242,188
    111,000   Sinclair Broadcast Group, Inc.
              8.000%, due 03/15/12                                       111,000
                                                                   -------------
                                                                         799,188
                                                                   -------------
              MEDIA - CABLE - 3.83%
    700,000   Cablevision Systems Corp., Series B (O)
              8.000%, due 04/15/12                                       652,750
    650,000   Echostar DBS Corp.
              6.625%, due 10/01/14                                       604,500
    250,000   Mediacom Broadband LLC (O)
              8.500%, due 10/15/15                                       238,750
    250,000   Mediacom Broadband LLC (C)
              8.500%, due 10/15/15                                       238,750
    250,000   Mediacom LLC/Mediacom Capital Corp.
              9.500%, due 01/15/13                                       247,500
    500,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16                                       505,000
                                                                   -------------
                                                                       2,487,250
                                                                   -------------

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              MEDIA - DIVERSIFIED & SERVICES - 3.62%
$   400,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14                                 $     398,000
    750,000   Intelsat Bermuda, Ltd. (D)(G)
              8.872%, due 01/15/15                                       753,750
    150,000   Intelsat Bermuda, Ltd. (D)
              9.250%, due 06/15/16                                       153,000
    300,000   Intelsat Bermuda, Ltd. (D)
              11.250%, due 06/15/16                                      313,500
    125,000   Lamar Media Corp.
              7.250%, due 01/01/13                                       120,000
    100,000   Lamar Media Corp.
              6.625%, due 08/15/15                                        91,000
    200,000   LBI Media, Inc.
              10.125%, due 07/15/12                                      210,000
    250,000   Quebecor Media, Inc. (D)
              7.750%, due 03/15/16                                       235,000
    100,000   WMG Holdings Corp. (B)
              0.000%, due 12/15/14                                        73,000
                                                                   -------------
                                                                       2,347,250
                                                                   -------------
              METALS AND MINING - 2.02%
    250,000   Aleris International, Inc. (C)
              10.000%, due 12/15/16                                      223,750
    400,000   Alpha Natural Resources LLC/
              Alpha Natural Resources Capital Corp. (O)
              10.000%, due 06/01/12                                      408,000
    250,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                       227,500
    350,000   Massey Energy Co. (O)
              6.875%, due 12/15/13                                       308,438
     50,000   Peabody Energy Corp.
              7.375%, due 11/01/16                                        48,875
    100,000   Peabody Energy Corp. (O)(P)
              4.750%, due 12/15/66                                        98,250
                                                                   -------------
                                                                       1,314,813
                                                                   -------------
              NON FOOD & DRUG RETAILERS - 3.33%
    250,000   AutoNation, Inc. (G)
              7.356%, due 04/15/13                                       232,500
    300,000   Buhrmann U.S., Inc.
              7.875%, due 03/01/15                                       277,500
    100,000   GSC Holdings Corp. (G)
              9.224%, due 10/01/11                                       103,000
    150,000   Pantry, Inc.
              7.750%, due 02/15/14                                       141,000
    100,000   Petro Stopping Centers L.P./
              Petro Financial Corp.
              9.000%, due 02/15/12                                       105,000
    500,000   Sally Holdings LLC (C)
              9.250%, due 11/15/14                                       470,000
    200,000   Sally Holdings LLC (C)(O)
              10.500%, due 11/15/16                                      189,000
    176,000   Susser Holdings LLC
              10.625%, due 12/15/13                                      186,560
    500,000   Yankee Acquisition Corp./MA, Series B (O)
              8.500%, due 02/15/15                                       460,000
                                                                   -------------
                                                                       2,164,560
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              OIL & GAS - 8.02%
$   250,000   Berry Petroleum Co.
              8.250%, due 11/01/16                                 $     241,250
    166,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                       158,115
    150,000   Chesapeake Energy Corp.
              6.500%, due 08/15/17                                       139,875
    500,000   Complete Production Services, Inc.
              8.000%, due 12/15/16                                       480,000
    300,000   Compton Petroleum Finance Corp. (O)
              7.625%, due 12/01/13                                       280,500
    175,000   Encore Acquisition Co. (O)
              6.250%, due 04/15/14                                       152,250
    200,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                       172,000
    300,000   Energy Partners, Ltd. (C)(G)
              10.480%, due 04/15/13                                      295,500
    250,000   Energy Partners, Ltd. (C)
              9.750%, due 04/15/14                                       237,500
    365,000   Exco Resources, Inc.
              7.250%, due 01/15/11                                       362,262
    500,000   Hanover Compressor Co.
              7.500%, due 04/15/13                                       542,500
    250,000   Mariner Energy, Inc.
              8.000%, due 05/15/17                                       235,000
    350,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13                                       360,500
    500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17                                       456,250
    250,000   Universal Compression, Inc.
              7.250%, due 05/15/10                                       259,062
    400,000   VeraSun Energy Corp. (C)
              9.375%, due 06/01/17                                       364,000
    500,000   W&T Offshore, Inc. (C)
              8.250%, due 06/15/14                                       470,000
                                                                   -------------
                                                                       5,206,564
                                                                   -------------
              PACKAGING - 0.79%
    250,000   BWAY Corp.
              10.000%, due 10/15/10                                      257,500
    250,000   Owens Brockway Glass Container, Inc.
              8.875%, due 02/15/09                                       253,125
                                                                   -------------
                                                                         510,625
                                                                   -------------
              PRINTING & PUBLISHING - 3.65%
    300,000   CBD Media, Inc.
              8.625%, due 06/01/11                                       299,250
    250,000   Cenveo Corp.
              7.875%, due 12/01/13                                       236,250
    500,000   Deluxe Corp. (C)
              7.375%, due 06/01/15                                       487,500
    500,000   Idearc, Inc.
              8.000%, due 11/15/16                                       473,750
    150,000   R.H. Donnelley Corp.
              6.875%, due 01/15/13                                       135,000

 Par Value                                                            (Note 1)
-----------                                                        -------------
              PRINTING & PUBLISHING (CONTINUED)
$   500,000   R.H. Donnelley Corp., Series A-3
              8.875%, due 01/15/16                                 $     486,250
    300,000   Valassis Communications, Inc. (C)(O)
              8.250%, due 03/01/15                                       255,000
                                                                   -------------
                                                                       2,373,000
                                                                   -------------
              RESTAURANTS - 0.38%
    250,000   Seminole Hard Rock Entertainment, Inc./
              Seminole Hard Rock International LLC (C)(G)
              7.860%, due 03/15/14                                       245,000
                                                                   -------------
              STEEL - 0.76%
    500,000   AK Steel Corp.
              7.750%, due 06/15/12                                       495,000
                                                                   -------------
              SUPPORT SERVICES - 8.47%
    600,000   Aramark Corp. (C)(O)
              8.500%, due 02/01/15                                       565,500
    300,000   Ashtead Capital, Inc. (C)
              9.000%, due 08/15/16                                       301,500
    250,000   Avis Budget Car Rental LLC/
              Avis Budget Finance, Inc. (G)
              7.860%, due 05/15/14                                       240,000
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                       192,000
    250,000   Corrections Corp. of America
              7.500%, due 05/01/11                                       250,000
    350,000   Education Management LLC/
              Education Management Corp. (O)
              10.250%, due 06/01/16                                      348,250
    250,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                       245,000
    250,000   H&E Equipment Services, Inc. (O)
              8.375%, due 07/15/16                                       255,000
    200,000   Hertz Corp.
              8.875%, due 01/01/14                                       200,000
    250,000   Hertz Corp. (O)
              10.500%, due 01/01/16                                      258,750
    350,000   Iron Mountain, Inc.
              7.750%, due 01/15/15                                       324,625
    350,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                       341,250
    400,000   Neff Corp. (C)
              10.000%, due 06/01/15                                      368,000
    200,000   Norcross Safety Products LLC/
              Norcross Capital Corp., Series B
              9.875%, due 08/15/11                                       209,000
    600,000   Rental Services Corp. (C)
              9.500%, due 12/01/14                                       585,000
    200,000   United Rentals North America, Inc.
              7.750%, due 11/15/13                                       205,500
    250,000   West Corp.
              9.500%, due 10/15/14                                       243,750
    150,000   West Corp. (O)
              11.000%, due 10/15/16                                      149,250
    200,000   Williams Scotsman, Inc.
              8.500%, due 10/01/15                                       215,000
                                                                   -------------
                                                                       5,497,375
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              TECHNOLOGY - 3.74%
$   100,000   Celestica, Inc. (D)(O)
              7.875%, due 07/01/11                                 $      93,750
    150,000   Celestica, Inc. (D)(O)
              7.625%, due 07/01/13                                       135,000
    150,000   Flextronics International, Ltd. (D)(O)(P)
              1.000%, due 08/01/10                                       138,562
    250,000   Freescale Semiconductor, Inc. (C)(O)
              10.125%, due 12/15/16                                      220,000
    250,000   Lucent Technologies, Inc.
              6.450%, due 03/15/29                                       213,750
    250,000   NXP BV/NXP Funding LLC (D)(O)
              9.500%, due 10/15/15                                       216,875
    300,000   Sabre Holdings Corp.
              8.350%, due 03/15/16                                       249,000
    200,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                       201,000
    500,000   Sungard Data Systems, Inc. (O)
              10.250%, due 08/15/15                                      500,000
    500,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                       460,000
                                                                   -------------
                                                                       2,427,937
                                                                   -------------
              TELECOMMUNICATIONS - 6.03%
    400,000   Centennial Communications Corp. (G)
              11.099%, due 01/01/13                                      406,000
    500,000   Cincinnati Bell, Inc.
              8.375%, due 01/15/14                                       475,000
    250,000   Cincinnati Bell Tele Co.
              6.300%, due 12/01/28                                       215,000
    600,000   Citizens Communications Co.
              7.875%, due 01/15/27                                       528,000
    250,000   Hawaiian Telcom Communications, Inc., Series B (G)
              10.860%, due 05/01/13                                      245,000
    200,000   Level 3 Financing, Inc. (C)
              8.750%, due 02/15/17                                       184,000
    500,000   Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16                                       495,000
    250,000   PAETEC Holding Corp. (C)
              9.500%, due 07/15/15                                       238,750
    167,000   Qwest Communications
              International, Inc. (G)
              8.860%, due 02/15/09                                       167,418
    250,000   Time Warner Telecom Holdings, Inc.
              9.250%, due 02/15/14                                       255,625
    250,000   Windstream Corp.
              8.625%, due 08/01/16                                       253,125
    500,000   Windstream Corp.
              7.000%, due 03/15/19                                       450,000
                                                                   -------------
                                                                       3,912,918
                                                                   -------------
              TRANSPORTATION - 0.67%
    150,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14                                       139,500
    300,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                       294,000
                                                                   -------------
                                                                         433,500
                                                                   -------------

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              UTILITIES - 3.49%
$   500,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16                                 $     465,000
    750,000   Edison Mission Energy (C)
              7.625%, due 05/15/27                                       654,375
    400,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance
              8.750%, due 06/15/12                                       398,000
    300,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                       279,000
    250,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                       241,250
    250,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13                                       230,000
                                                                   -------------
                                                                       2,267,625
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $62,007,773)                                      59,140,546
                                                                   -------------
CERTIFICATE OF DEPOSIT - 2.83%
  1,837,733   State Street Eurodollar
              2.800%, due 08/01/07                                     1,837,733
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $1,837,733)                                        1,837,733
                                                                   -------------

   Shares
-----------
INVESTMENT COMPANY - 4.49%
  2,912,540   SSgA Prime Money Market Fund                             2,912,540
                                                                   -------------
              TOTAL INVESTMENT COMPANY
              (Cost $2,912,540)                                        2,912,540
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN - 19.79%
 12,849,113   State Street Navigator Securities
              Lending Prime Portfolio (I)                             12,849,113
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $12,849,113)                                      12,849,113
                                                                   -------------
TOTAL INVESTMENTS - 118.19%
(Cost $79,607,159**)                                                  76,739,932

NET OTHER ASSETS AND LIABILITIES - (18.19)%                          (11,811,448)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  64,928,484
                                                                   =============

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

----------
**   Aggregate cost for Federal tax purposes was $79,610,352.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.56% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PIK  Payment In Kind.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 45.61%
              CONSUMER DISCRETIONARY - 2.25%
     16,000   Carnival Corp.                                       $     708,960
     22,300   Genuine Parts Co.                                        1,061,034
     33,800   Home Depot, Inc.                                         1,256,346
     14,700   Limited Brands, Inc. (O)                                   355,005
                                                                   -------------
                                                                       3,381,345
                                                                   -------------
              CONSUMER STAPLES - 6.59%
     37,200   Altria Group, Inc.                                       2,472,684
     28,000   Anheuser-Busch Cos., Inc.                                1,365,560
      5,400   Clorox Co.                                                 326,484
     34,600   Coca-Cola Co.                                            1,803,006
     27,500   Kimberly-Clark Corp. (O)                                 1,849,925
     21,451   Kraft Foods, Inc., Class A                                 702,520
      5,500   PepsiCo, Inc.                                              360,910
     11,000   Procter & Gamble Co.                                       680,460
     11,000   SYSCO Corp.                                                352,244
                                                                   -------------
                                                                       9,913,793
                                                                   -------------
              ENERGY - 3.94%
     25,000   BP PLC, ADR (O)                                          1,735,000
     27,100   Chevron Corp.                                            2,310,546
     23,400   ConocoPhillips                                           1,891,656
                                                                   -------------
                                                                       5,937,202
                                                                   -------------
              FINANCIALS - 11.23%
     18,000   Allstate Corp.                                             956,700
     54,992   Bank of America Corp.                                    2,607,721
      9,000   BB&T Corp. (O)                                             336,780
     65,000   Citigroup, Inc.                                          3,027,050
     27,000   Federal Home Loan Mortgage Corp.                         1,546,290
      3,600   Hartford Financial Services Group, Inc.                    330,732
     30,002   JPMorgan Chase & Co.                                     1,320,388
     15,000   Progressive Corp.                                          314,700
     12,500   Rayonier, Inc., REIT (O)                                   529,250
     69,100   U.S. Bancorp                                             2,069,545
     39,900   Wachovia Corp.                                           1,883,679
     58,700   Wells Fargo & Co.                                        1,982,299
                                                                   -------------
                                                                      16,905,134
                                                                   -------------
              HEALTH CARE - 7.35%
     20,300   Abbott Laboratories                                      1,029,007
     53,300   Bristol-Myers Squibb Co.                                 1,514,253
     25,800   Eli Lilly & Co.                                          1,395,522
     47,200   Johnson & Johnson                                        2,855,600
     31,900   Merck & Co., Inc.                                        1,583,835
    113,962   Pfizer, Inc.                                             2,679,246
                                                                   -------------
                                                                      11,057,463
                                                                   -------------
              INDUSTRIALS - 5.48%
      8,900   3M Co.                                                     791,388
      8,300   Avery Dennison Corp. (O)                                   509,122
     15,500   Emerson Electric Co.                                       729,585
     94,000   General Electric Co.                                     3,643,440
     24,800   Masco Corp.                                                674,808
     15,000   Pitney Bowes, Inc. (O)                                     691,500
     15,900   United Parcel Service, Inc., Class B                     1,203,948
                                                                   -------------
                                                                       8,243,791
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              INFORMATION TECHNOLOGY - 1.03%
     43,500   Intel Corp.                                          $   1,027,470
     12,800   Paychex, Inc.                                              529,664
                                                                   -------------
                                                                       1,557,134
                                                                   -------------
              MATERIALS - 2.33%
     16,300   Dow Chemical Co.                                           708,724
     20,500   E.I. Du Pont de Nemours & Co.                              957,965
     25,900   Weyerhaeuser Co. (O)                                     1,845,116
                                                                   -------------
                                                                       3,511,805
                                                                   -------------
              TELECOMMUNICATION SERVICES - 3.20%
     54,592   AT&T, Inc.                                               2,137,823
     63,000   Verizon Communications, Inc.                             2,685,060
                                                                   -------------
                                                                       4,822,883
                                                                   -------------
              UTILITIES - 2.21%
      7,200   Ameren Corp.                                               345,456
     17,000   Consolidated Edison, Inc. (O)                              742,560
      3,100   Dominion Resources, Inc./VA                                261,082
     37,700   Duke Energy Corp. (O)                                      642,031
      5,700   FirstEnergy Corp.                                          346,275
      7,200   Progress Energy, Inc. (O)                                  314,352
     20,000   Southern Co. (O)                                           672,800
                                                                   -------------
                                                                       3,324,556
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $64,884,791)                                      68,655,106
                                                                   -------------
COMMON STOCK UNIT - 0.45%
              FINANCIALS - 0.45%
      8,000   AllianceBernstein Holding L.P. (O)                         671,360
                                                                   -------------
              TOTAL COMMON STOCK UNIT
              (Cost $683,935)                                            671,360
                                                                   -------------

 Par Value
-----------
ASSET BACKED - 1.52%
$    98,971   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AFS (M)
              8.550%, due 09/21/30                                        98,648
    434,339   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.210%, due 05/25/34                                       409,318
    525,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13                                       525,891
    342,888   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                       259,703
    320,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                       315,463
    227,357   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                       233,193

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
ASSET BACKED (CONTINUED)
$   468,954   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36                                 $          --
     78,572   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                        78,215
    144,320   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                       136,334
    270,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class MSA (C)(G)
              8.320%, due 05/25/34                                       228,323
                                                                   -------------
              TOTAL ASSET BACKED
              (Cost $2,899,575)                                        2,285,088
                                                                   -------------
COMMERCIAL MORTGAGE BACKED - 5.00%
    215,608   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       214,021
    445,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       430,633
    268,573   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                       262,558
    350,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6
              4.750%, due 02/13/46                                       329,137
    200,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)
              5.131%, due 10/12/42                                       182,367
    820,280   GMAC Commercial Mortgage Securities, Inc.,
              Series 2000-C1, Class A2
              7.724%, due 03/15/33                                       854,311
    600,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                       588,524
    400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7
              5.317%, due 06/10/36                                       391,350
    700,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                       679,192
    400,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       378,384
    700,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                       668,268
    640,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       628,422
    677,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)
              5.880%, due 11/28/35                                       627,775

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$   200,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                 $     184,782
    235,784   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                       231,879
    895,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                       877,559
                                                                   -------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $7,706,218)                                        7,529,162
                                                                   -------------
PRIVATE LABEL MORTGAGE BACKED - 2.07%
    415,782   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       413,447
  1,832,462   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,828,857
    865,336   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                       874,204
                                                                   -------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $3,098,086)                                        3,116,508
                                                                   -------------
CORPORATE NOTES AND BONDS - 16.48%
              BEVERAGE/FOOD - 0.30%
    475,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                       454,327
                                                                   -------------
              CONSUMER DISCRETIONARY - 1.78%
    750,000   American Association of Retired
              Persons (C)
              7.500%, due 05/01/31                                       909,014
    500,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                       497,455
    600,000   Centex Corp.
              4.875%, due 08/15/08                                       588,344
    325,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       311,461
    400,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                       379,599
                                                                   -------------
                                                                       2,685,873
                                                                   -------------
              CONSUMER STAPLES - 0.42%
    250,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                       243,208
    400,000   Safeway, Inc.
              4.125%, due 11/01/08                                       394,307
                                                                   -------------
                                                                         637,515
                                                                   -------------
              ENERGY - 0.72%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                       469,375

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              ENERGY (CONTINUED)
$   150,000   Hess Corp.
              7.875%, due 10/01/29                                 $     171,127
    400,000   Transocean, Inc. (D)
              7.500%, due 04/15/31                                       442,268
                                                                   -------------
                                                                       1,082,770
                                                                   -------------
              FINANCE - 2.74%
    500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                       491,875
    500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                       500,346
    210,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                       223,877
    205,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                       236,448
    250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       253,388
    410,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17                                       383,171
    760,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                       759,169
    500,000   Residential Capital LLC
              6.500%, due 04/17/13                                       448,688
    355,000   SLM Corp.
              5.125%, due 08/27/12                                       315,826
    500,000   U.S. Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                       517,119
                                                                   -------------
                                                                       4,129,907
                                                                   -------------
              FINANCIAL SERVICES - 0.43%
    600,000   National Rural Utilities Cooperative
              Finance Corp, Series C
              7.250%, due 03/01/12                                       639,903
                                                                   -------------
              FORESTRY/PAPER - 0.12%
    175,000   Westvaco Corp.
              8.200%, due 01/15/30                                       179,820
                                                                   -------------
              HEALTH CARE - 1.25%
  1,050,000   Amgen, Inc. (C)
              5.850%, due 06/01/17                                     1,032,982
    300,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                       318,408
    195,000   Genentech, Inc.
              5.250%, due 07/15/35                                       171,706
    205,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                       206,641
    150,000   Wyeth
              6.500%, due 02/01/34                                       151,518
                                                                   -------------
                                                                       1,881,255
                                                                   -------------
              INDUSTRIALS - 1.88%
    150,000   Boeing Co.
              8.625%, due 11/15/31                                       201,175
    130,000   D.R. Horton, Inc.
              5.250%, due 02/15/15                                       109,807

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              INDUSTRIALS (CONTINUED)
$   400,000   Daimler Finance North America LLC (D)
              4.750%, due 01/15/08                                 $     398,283
    500,000   Deluxe Corp., Series B
              3.500%, due 10/01/07                                       490,000
    250,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09                                       240,077
    150,000   GMAC LLC (O)
              6.125%, due 08/28/07                                       149,833
    350,000   GMAC LLC (O)
              7.250%, due 03/02/11                                       331,673
    440,000   Overseas Shipholding Group
              8.250%, due 03/15/13                                       449,900
    150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       159,066
    310,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                       300,479
                                                                   -------------
                                                                       2,830,293
                                                                   -------------
              MEDIA - 0.95%
    415,000   Comcast Cable Communication
              Holdings, Inc.
              9.455%, due 11/15/22                                       521,577
    600,000   COX Enterprises, Inc. (C)
              4.375%, due 05/01/08                                       594,671
    315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                       316,595
                                                                   -------------
                                                                       1,432,843
                                                                   -------------
              PIPELINE - 0.39%
    205,000   Knight, Inc.
              7.250%, due 03/01/28                                       188,600
    400,000   Panhandle Eastern Pipe Line
              4.800%, due 08/15/08                                       397,362
                                                                   -------------
                                                                         585,962
                                                                   -------------
              REAL ESTATE INVESTMENT TRUSTS - 0.99%
    715,000   Equity One, Inc.
              3.875%, due 04/15/09                                       694,664
    600,000   Nationwide Health Properties, Inc., Series D
              8.250%, due 07/01/12                                       649,785
    140,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       138,731
                                                                   -------------
                                                                       1,483,180
                                                                   -------------
              TELECOMMUNICATIONS - 0.62%
    400,000   CenturyTel, Inc., Series F
              6.300%, due 01/15/08                                       401,087
    240,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       235,665
    315,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                       297,268
                                                                   -------------
                                                                         934,020
                                                                   -------------
              TRANSPORTATION - 0.46%
    175,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       199,469
    239,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       215,772

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              TRANSPORTATION (CONTINUED)
$   260,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                 $     270,736
                                                                   -------------
                                                                         685,977
                                                                   -------------
              UTILITIES - 3.43%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       538,600
    310,000   Illinois Power Co.
              7.500%, due 06/15/09                                       314,448
  1,000,000   Midamerican Energy Co.
              5.650%, due 07/15/12                                     1,010,613
    400,000   Nevada Power Co., Series R
              6.750%, due 07/01/37                                       392,612
    340,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07                                       338,823
    175,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                       169,907
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       403,504
    126,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                       122,853
    500,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                       483,092
    600,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                       606,240
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                       787,210
                                                                   -------------
                                                                       5,167,902
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $25,204,463)                                      24,811,547
                                                                   -------------
MORTGAGE BACKED - 17.75%
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.44%
     11,859   8.000%, due 06/01/30 Pool # C01005                          12,498
    198,802   6.500%, due 01/01/32 Pool # C62333                         203,000
  1,591,203   5.000%, due 07/01/33 Pool # A11325                       1,500,809
    127,994   6.000%, due 10/01/34 Pool # A28439                         127,432
    111,152   6.000%, due 10/01/34 Pool # A28598                         110,664
    138,456   5.000%, due 04/01/35 Pool # A32315                         130,253
     99,534   5.000%, due 04/01/35 Pool # A32316                          93,637
                                                                   -------------
                                                                       2,178,293
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.20%
    381,304   4.000%, due 04/01/15 Pool # 255719                         366,670
    485,033   5.500%, due 04/01/16 Pool # 745444                         480,573
     73,034   6.000%, due 05/01/16 Pool # 582558                          73,602
    803,332   5.000%, due 12/01/17 Pool # 672243                         783,429
    671,383   5.000%, due 05/01/20 Pool # 813965                         651,902
    987,262   4.500%, due 09/01/20 Pool # 835465                         941,515
    122,137   6.000%, due 05/01/21 Pool # 253847                         122,792
     23,991   7.000%, due 12/01/29 Pool # 762813                          24,858
     73,320   7.000%, due 11/01/31 Pool # 607515                          76,034
     57,821   7.000%, due 05/01/32 Pool # 644591                          59,961
    471,209   6.500%, due 06/01/32 Pool # 545691                         479,655
    653,535   5.500%, due 10/01/33 Pool # 254904                         634,344
  1,947,506   5.500%, due 11/01/33 Pool # 555880                       1,890,318

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
MORTGAGE BACKED (CONTINUED)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    22,538   5.000%, due 05/01/34 Pool # 782214                   $      21,243
    546,256   5.000%, due 06/01/34 Pool # 255230                         514,888
     11,265   7.000%, due 07/01/34 Pool # 792636                          11,623
    210,174   5.500%, due 08/01/34 Pool # 793647                         203,724
    404,018   5.500%, due 03/01/35 Pool # 810075                         391,199
    918,742   5.500%, due 03/01/35 Pool # 815976                         889,593
    426,333   5.500%, due 07/01/35 Pool # 825283                         412,806
    544,598   5.000%, due 08/01/35 Pool # 829670                         512,336
    272,735   5.500%, due 08/01/35 Pool # 826872                         264,082
    437,041   5.000%, due 09/01/35 Pool # 820347                         411,151
    458,406   5.000%, due 09/01/35 Pool # 835699                         431,250
    855,209   5.000%, due 10/01/35 Pool # 797669                         804,547
    608,671   5.000%, due 11/01/35 Pool # 844504                         572,613
    624,656   5.000%, due 11/01/35 Pool # 844809                         587,652
    617,192   5.000%, due 12/01/35 Pool # 850561                         580,630
    207,767   5.500%, due 02/01/36 Pool # 851330                         201,175
    764,230   5.500%, due 09/01/36 Pool # 831820                         738,474
  1,070,142   6.000%, due 09/01/36 Pool # 831741                       1,061,040
    227,567   5.500%, due 10/01/36 Pool # 896340                         219,897
    930,367   5.500%, due 10/01/36 Pool # 901723                         899,012
    655,245   6.500%, due 10/01/36 Pool # 894118                         661,936
    808,893   6.000%, due 11/01/36 Pool # 902510                         803,820
    920,921   5.500%, due 12/01/36 Pool # 902853                         889,883
    963,278   5.500%, due 12/01/36 Pool # 903059                         930,813
    973,063   5.500%, due 12/01/36 Pool # 907512                         940,269
    935,234   5.500%, due 12/01/36 Pool # 907635                         903,715
    831,796   6.000%, due 12/01/36 Pool # 903002                         824,722
    779,583   5.500%, due 01/01/37 Pool # 906268                         753,309
    703,189   5.500%, due 05/01/37 Pool # 899323                         679,110
    710,000   5.500%, due 07/01/37 Pool #938197                          685,688
                                                                   -------------
                                                                      24,387,853
                                                                   -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.11%
     13,956   8.000%, due 10/20/15 Pool # 002995                          14,653
     80,716   6.500%, due 02/20/29 Pool # 002714                          82,562
     61,601   6.500%, due 04/20/31 Pool # 003068                          62,968
                                                                   -------------
                                                                         160,183
                                                                   -------------
              TOTAL MORTGAGE BACKED
              (Cost $27,452,466)                                      26,726,329
                                                                   -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.78%
              FEDERAL FARM CREDIT BANK - 0.69%
  1,000,000   5.875%, due 10/03/16                                     1,037,060
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.48%
    750,000   4.500%, due 01/15/14                                       720,769
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.51%
    600,000   3.800%, due 01/18/08                                       595,872
    525,000   4.000%, due 09/02/08                                       519,258
    500,000   5.250%, due 08/01/12                                       499,996
    675,000   4.625%, due 10/15/14  (O)                                  650,889
                                                                   -------------
                                                                       2,266,015
                                                                   -------------
              U.S. TREASURY BOND - 0.84% (O)
  1,060,000   6.625%, due 02/15/27                                     1,271,420
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
              U.S. TREASURY NOTES - 6.26% (O)
$   380,000   4.875%, due 04/30/08                                 $     379,881
    380,000   4.875%, due 05/31/09                                       381,811
    225,000   3.875%, due 05/15/10                                       221,080
    100,000   3.875%, due 09/15/10                                        98,023
     30,000   4.500%, due 11/15/10                                        29,962
    165,000   4.750%, due 03/31/11                                       166,031
    650,000   4.875%, due 04/30/11                                       656,399
  2,600,000   4.625%, due 12/31/11                                     2,602,844
  1,135,000   4.875%, due 06/30/12                                     1,148,123
    520,000   3.625%, due 05/15/13                                       493,716
    800,000   4.000%, due 02/15/14                                       769,125
     60,000   4.250%, due 08/15/15                                        57,947
  1,450,000   4.500%, due 02/15/16                                     1,422,246
  1,025,000   4.500%, due 05/15/17                                     1,003,139
                                                                   -------------
                                                                       9,430,327
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $14,676,765)                                      14,725,591
                                                                   -------------

  Shares
-----------
INVESTMENT COMPANIES - 0.92%
          1   J.P. Morgan Prime Money Market Fund                              1
  1,384,138   SSgA Prime Money Market Fund                             1,384,138
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $1,384,139)                                        1,384,139
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN - 14.06%
 21,167,277   State Street Navigator Securities
              Lending Prime Portfolio (I)                             21,167,277
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $21,167,277)                                      21,167,277
                                                                   -------------
TOTAL INVESTMENTS - 113.64%
(Cost $169,157,715**)                                                171,072,107
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (13.64)%                          (22,539,228)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 150,532,879
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $169,333,768.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.51% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 94.30%
              CONSUMER DISCRETIONARY - 7.17%
     15,400   CBS Corp., Class B                                   $     488,488
     71,986   Comcast Corp., Class A *                                 1,891,072
     43,800   Gap, Inc. (O)                                              753,360
     37,600   Home Depot, Inc.                                         1,397,592
     26,200   Lowe's Cos., Inc.                                          733,862
     11,800   Macy's, Inc.                                               425,626
     24,762   McDonald's Corp.                                         1,185,357
     18,500   News Corp., Class A                                        390,720
     25,200   Nike, Inc., Class B                                      1,422,540
      7,400   Sears Holdings Corp. *                                   1,012,246
     10,300   Tiffany & Co. (O)                                          496,975
    144,100   Time Warner, Inc. (O)                                    2,775,366
     30,000   Walt Disney Co.                                            990,000
                                                                   -------------
                                                                      13,963,204
                                                                   -------------
              CONSUMER STAPLES - 7.13%
     34,500   Altria Group, Inc.                                       2,293,215
     18,200   Archer-Daniels-Midland Co.                                 611,520
     20,500   Coca-Cola Co.                                            1,068,255
     14,300   Costco Wholesale Corp.                                     855,140
     19,300   CVS Caremark Corp.                                         679,167
      8,600   General Mills, Inc.                                        478,332
      9,400   Kellogg Co. (O)                                            487,014
      6,600   Kimberly-Clark Corp.                                       443,982
     45,597   Kraft Foods, Inc., Class A                               1,493,302
     57,400   Procter & Gamble Co.                                     3,550,764
     42,100   Wal-Mart Stores, Inc.                                    1,934,495
                                                                   -------------
                                                                      13,895,186
                                                                   -------------
              ENERGY - 14.28%
     11,200   Anadarko Petroleum Corp.                                   563,696
     17,000   Apache Corp. (O)                                         1,374,280
     63,666   Chevron Corp.                                            5,428,163
     51,200   ConocoPhillips                                           4,139,008
     21,400   Devon Energy Corp.                                       1,596,654
     10,000   EOG Resources, Inc. (O)                                    701,000
    100,000   Exxon Mobil Corp.                                        8,513,000
     27,500   Marathon Oil Corp.                                       1,518,000
     33,500   Occidental Petroleum Corp.                               1,900,120
      5,800   Schlumberger, Ltd.                                         549,376
     15,100   Spectra Energy Corp.                                       384,597
      6,600   Valero Energy Corp.                                        442,266
     15,700   Williams Cos., Inc.                                        506,325
      3,600   XTO Energy, Inc.                                           196,308
                                                                   -------------
                                                                      27,812,793
                                                                   -------------
              FINANCIALS - 27.54%
     13,500   ACE, Ltd.                                                  779,220
     26,300   Allstate Corp.                                           1,397,845
     63,900   American International Group, Inc.                       4,101,102
    123,184   Bank of America Corp.                                    5,841,385
     19,500   Bank of New York Mellon Corp.                              829,725
     15,200   BB&T Corp.                                                 568,784
      1,400   Bear Stearns Cos., Inc.                                    169,708
    115,566   Citigroup, Inc.                                          5,381,908

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              FINANCIALS (CONTINUED)
     11,600   Discover Financial Services *                        $     267,380
      7,800   Equity Residential, REIT                                   310,518
     13,500   Federal Home Loan
              Mortgage Corp. (O)                                         773,145
     14,600   Federal National Mortgage
              Association                                                873,664
     16,100   General Growth
              Properties, Inc., REIT                                     772,478
      4,500   Goldman Sachs Group, Inc.                                  847,530
     12,600   Hartford Financial
              Services Group, Inc.                                     1,157,562
     76,568   JPMorgan Chase & Co.                                     3,369,758
     17,700   Keycorp                                                    614,013
      6,300   Legg Mason, Inc.                                           567,000
      7,500   Lehman Brothers Holdings, Inc.                             465,000
      5,700   Lincoln National Corp.                                     343,824
      4,100   M&T Bank Corp.                                             435,789
     13,300   Marshall & Ilsley Corp. (O)                                548,093
     13,000   Merrill Lynch & Co., Inc. (O)                              964,600
     22,000   MetLife, Inc.                                            1,324,840
     20,100   Morgan Stanley                                           1,283,787
     27,700   National City Corp.                                        814,103
      7,200   Prologis, REIT                                             409,680
     26,200   Prudential Financial, Inc.                               2,322,106
     15,241   Regions Financial Corp.                                    458,297
      4,200   Simon Property Group,
              Inc., REIT (O)                                             363,426
      7,700   SL Green Realty Corp., REIT                                934,934
     14,900   SunTrust Banks, Inc. (O)                                 1,166,670
     20,400   Travelers Cos., Inc.                                     1,035,912
     59,300   U.S. Bancorp                                             1,776,035
     38,300   Unum Group (O)                                             930,690
     10,900   Vornado Realty Trust, REIT                               1,166,627
     54,600   Wachovia Corp.                                           2,577,666
     12,500   Washington Mutual, Inc. (O)                                469,125
    114,400   Wells Fargo & Co.                                        3,863,288
     12,300   XL Capital, Ltd., Class A                                  957,678
      5,500   Zions Bancorporation (O)                                   410,025
                                                                   -------------
                                                                      53,644,920
                                                                   -------------
              HEALTH CARE - 7.82%
     24,400   Abbott Laboratories                                      1,236,836
      4,000   Aetna, Inc.                                                192,280
     32,000   Boston Scientific Corp. *                                  420,800
     16,000   Bristol-Myers Squibb Co.                                   454,560
      8,600   Cardinal Health, Inc.                                      565,278
      7,600   Cigna Corp.                                                392,464
     12,900   Covidien, Ltd. (O)*                                        528,255
     13,300   Eli Lilly & Co.                                            719,397
     47,700   Johnson & Johnson                                        2,885,850
     10,500   LifePoint Hospitals, Inc. (O)*                             310,275
      2,900   Medco Health Solutions, Inc. *                             235,683
     41,100   Merck & Co., Inc.                                        2,040,615
    130,140   Pfizer, Inc.                                             3,059,591
      5,900   Thermo Fisher Scientific, Inc. *                           308,039
      9,100   WellPoint, Inc. *                                          683,592
     24,700   Wyeth                                                    1,198,444
                                                                   -------------
                                                                      15,231,959
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              INDUSTRIALS - 9.98%
      8,000   3M Co.                                               $     711,360
      7,000   CSX Corp. (O)                                              331,870
      6,300   Deere & Co.                                                758,646
      8,900   Eaton Corp.                                                864,902
     11,600   Emerson Electric Co.                                       546,012
     12,500   General Dynamics Corp.                                     982,000
    246,000   General Electric Co.                                     9,534,960
      9,100   Honeywell International, Inc.                              523,341
     21,800   Masco Corp.                                                593,178
      7,200   Norfolk Southern Corp.                                     387,216
     10,300   Parker Hannifin Corp.                                    1,016,404
      9,400   Raytheon Co.                                               520,384
     12,900   Tyco International, Ltd. (O)                               610,041
      3,500   Union Pacific Corp.                                        416,990
     17,000   United Technologies Corp.                                1,240,490
     10,500   Waste Management, Inc.                                     399,315
                                                                   -------------
                                                                      19,437,109
                                                                   -------------
              INFORMATION TECHNOLOGY - 4.29%
     12,600   Adobe Systems, Inc. *                                      507,654
     12,500   Automatic Data Processing, Inc.                            580,250
     12,500   Computer Sciences Corp. *                                  696,000
     33,900   EMC Corp./Massachusetts (O)*                               627,489
     11,121   Hewlett-Packard Co.                                        511,900
     14,100   International Business
              Machines Corp.                                           1,560,165
      7,600   Lexmark International,
              Inc., Class A *                                            300,504
     17,300   Maxim Integrated Products, Inc. (O)                        548,410
     17,000   Microsoft Corp.                                            492,830
     72,800   Motorola, Inc. (O)                                       1,236,872
     19,700   Symantec Corp. *                                           378,240
     12,900   Tyco Electronics, Ltd. (O)*                                462,078
     26,700   Xerox Corp. *                                              466,182
                                                                   -------------
                                                                       8,368,574
                                                                   -------------
              MATERIALS - 3.90%
     12,600   Air Products & Chemicals, Inc.                           1,088,262
     32,800   Alcoa, Inc. (O)                                          1,252,960
     24,800   Dow Chemical Co.                                         1,078,304
     19,600   E.I. Du Pont de Nemours & Co. (O)                          915,908
      4,623   Freeport-McMoRan
              Copper & Gold, Inc.                                        434,470
      9,700   Nucor Corp.                                                486,940
     14,700   PPG Industries, Inc.                                     1,121,169
     17,100   Weyerhaeuser Co.                                         1,218,204
                                                                   -------------
                                                                       7,596,217
                                                                   -------------
              TELECOMMUNICATION SERVICES - 6.74%
      9,100   Alltel Corp.                                               600,145
    186,032   AT&T, Inc.                                               7,285,013
     53,000   Sprint Nextel Corp. (O)                                  1,088,090
     14,300   TELUS Corp.                                                782,210
     59,720   Verizon Communications, Inc.                             2,545,266
     59,922   Windstream Corp. (O)                                       824,527
                                                                   -------------
                                                                      13,125,251
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              UTILITIES - 5.45%
     11,300   American Electric Power Co., Inc.                    $     491,437
      9,100   Dominion Resources, Inc./VA                                766,402
     33,500   Duke Energy Corp.                                          570,505
     25,000   Edison International                                     1,322,250
     13,800   Entergy Corp.                                            1,379,448
     11,600   Exelon Corp.                                               813,740
     14,800   FirstEnergy Corp.                                          899,100
     22,400   FPL Group, Inc.                                          1,293,152
     19,300   Mirant Corp. *                                             730,119
     27,100   PG&E Corp.                                               1,160,151
      7,000   Public Service Enterprise
              Group, Inc.                                                603,050
     17,500   Southern Co.                                               588,700
                                                                   -------------
                                                                      10,618,054
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $150,264,286)                                    183,693,267
                                                                   -------------
INVESTMENT COMPANIES - 5.40%
     23,608   iShares Russell 1000 Value Index
              Fund ETF                                                 1,947,660
     43,600   SPDR Trust Series 1 ETF (O)                              6,353,392
  2,225,676   SSgA Prime Money Market Fund                             2,225,676
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $10,508,582)                                      10,526,728
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN - 6.39%
 12,439,134   State Street Navigator Securities
              Lending Portfolio (I)                                   12,439,134
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $12,439,134)                                      12,439,134
                                                                   -------------
TOTAL INVESTMENTS - 106.09%
(Cost $173,212,002**)                                                206,659,129
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (6.09)%                           (11,864,189)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 194,794,940
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $173,896,342.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 97.31%
              CONSUMER DISCRETIONARY - 9.97%
      5,900   Bed Bath & Beyond, Inc. *                            $     204,376
      3,700   Best Buy Co., Inc. (O)                                     164,983
     47,300   Cheesecake Factory (O)*                                  1,164,526
      9,600   Coach, Inc. *                                              436,416
     50,749   Comcast Corp., Class A *                                 1,333,176
      3,200   GameStop Corp. *                                           129,120
      9,900   Harley-Davidson, Inc.                                      567,468
     12,300   Home Depot, Inc.                                           457,191
     11,000   J Crew Group, Inc. (O)*                                    553,300
      6,600   Kohl's Corp. *                                             401,280
      5,000   Las Vegas Sands Corp. (O)*                                 436,250
     14,700   Lowe's Cos., Inc.                                          411,747
     16,200   News Corp., Class A                                        342,144
     33,900   Nike, Inc., Class B                                      1,913,655
      6,400   Omnicom Group, Inc.                                        331,968
     18,200   Panera Bread Co., Class A (O)*                             739,648
     11,700   Starbucks Corp. (O)*                                       312,156
     12,600   Target Corp.                                               763,182
      6,700   Tiffany & Co.                                              323,275
     14,300   Time Warner, Inc.                                          275,418
     20,150   Viacom, Inc., Class B *                                    771,745
     11,200   Walt Disney Co.                                            369,600
     62,000   XM Satellite Radio Holdings, Inc.,
              Class A (O)*                                               709,900
     15,400   Yum! Brands, Inc.                                          493,416
                                                                   -------------
                                                                      13,605,940
                                                                   -------------
              CONSUMER STAPLES - 8.78%
     27,400   Altria Group, Inc.                                       1,821,278
      5,200   Anheuser-Busch Cos., Inc.                                  253,604
     25,500   Coca-Cola Co.                                            1,328,805
      8,800   Colgate-Palmolive Co.                                      580,800
     15,700   Costco Wholesale Corp. (O)                                 938,860
     16,000   CVS Caremark Corp.                                         563,040
     35,000   PepsiCo, Inc.                                            2,296,700
     17,100   Procter & Gamble Co.                                     1,057,806
     22,900   Walgreen Co.                                             1,011,722
     46,400   Wal-Mart Stores, Inc.                                    2,132,080
                                                                   -------------
                                                                      11,984,695
                                                                   -------------
              ENERGY - 7.13%
      4,100   Baker Hughes, Inc.                                         324,105
      8,400   Cameron International Corp. *                              655,200
      5,600   Denbury Resources, Inc. (O)*                               224,000
      3,400   ENSCO International, Inc. (O)                              207,638
      6,800   EOG Resources, Inc.                                        476,680
     20,700   Exxon Mobil Corp.                                        1,762,191
     16,000   Halliburton Co.                                            576,320
      6,600   Noble Corp.                                                676,236
      5,300   Peabody Energy Corp. (O)                                   223,978
      3,000   Quicksilver Resources, Inc. (O)*                           126,360
      3,800   Range Resources Corp.                                      141,132
     20,600   Schlumberger, Ltd.                                       1,951,232

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              ENERGY (CONTINUED)
      5,000   Transocean, Inc. *                                   $     537,250
     10,600   Valero Energy Corp.                                        710,306
      6,000   Weatherford International, Ltd. *                          331,980
     14,766   XTO Energy, Inc.                                           805,190
                                                                   -------------
                                                                       9,729,798
                                                                   -------------
              FINANCIALS - 5.47%
     22,800   American Express Co.                                     1,334,712
      3,800   American International Group, Inc.                         243,884
     23,200   Bank of New York Mellon Corp.                              987,160
      2,100   BlackRock, Inc./New York (O)                               334,950
     16,500   Charles Schwab Corp.                                       332,145
      2,637   CME Group, Inc. (O)                                      1,456,943
      4,000   Goldman Sachs Group, Inc. (O)                              753,360
      1,400   IntercontinentalExchange, Inc. *                           211,582
      4,800   Janus Capital Group, Inc.                                  144,288
      1,200   Jones Lang LaSalle, Inc.                                   131,736
      4,700   Legg Mason, Inc.                                           423,000
      2,300   Merrill Lynch & Co., Inc. (O)                              170,660
      2,400   NYSE Euronext (O)                                          184,848
      3,600   Prologis, REIT                                             204,840
     10,500   T Rowe Price Group, Inc.                                   547,365
                                                                   -------------
                                                                       7,461,473
                                                                   -------------
              HEALTH CARE - 19.53%
     36,400   Abbott Laboratories                                      1,845,116
      9,000   Aetna, Inc.                                                432,630
     15,400   Allergan, Inc.                                             895,202
     29,374   Amgen, Inc. *                                            1,578,559
     11,400   Amylin Pharmaceuticals, Inc. (O)*                          530,214
      6,700   Baxter International, Inc.                                 352,420
     37,000   Bristol-Myers Squibb Co.                                 1,051,170
      9,500   Cardinal Health, Inc.                                      624,435
     10,100   Eli Lilly & Co.                                            546,309
      4,000   Express Scripts, Inc. *                                    200,520
     36,400   Genentech, Inc. *                                        2,707,432
     12,000   Gen-Probe, Inc. *                                          756,120
      9,100   Genzyme Corp. *                                            573,937
     18,600   Gilead Sciences, Inc. *                                    692,478
     16,600   Hologic, Inc. (O)*                                         859,880
     25,500   Johnson & Johnson                                        1,542,750
     14,000   Medco Health Solutions, Inc. *                           1,137,780
     35,000   Medtronic, Inc.                                          1,773,450
     30,600   Merck & Co., Inc.                                        1,519,290
     13,600   PDL BioPharma, Inc. (O)*                                   319,464
     27,800   Schering-Plough Corp.                                      793,412
      6,200   St. Jude Medical, Inc. *                                   267,468
      6,400   Stryker Corp.                                              399,552
      8,497   Teva Pharmaceutical Industries,
              Ltd., ADR                                                  357,044
     32,000   UnitedHealth Group, Inc.                                 1,549,760
     18,200   VCA Antech, Inc. *                                         715,988
      9,700   Vertex Pharmaceuticals, Inc. (O)*                          313,310
      4,600   WellPoint, Inc. *                                          345,552
     15,327   Wyeth                                                      743,666
     15,900   Zimmer Holdings, Inc. *                                  1,236,384
                                                                   -------------
                                                                      26,661,292
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              INDUSTRIALS - 10.42%
     12,300   3M Co.                                               $   1,093,716
     14,500   Boeing Co.                                               1,499,735
      6,000   Burlington Northern Santa Fe Corp.                         492,840
      9,500   C.H. Robinson Worldwide, Inc. (O)                          462,175
     13,200   Caterpillar, Inc.                                        1,040,160
      5,200   Corporate Executive Board Co. (O)                          350,584
      7,200   Danaher Corp.                                              537,696
      2,200   Deere & Co.                                                264,924
     12,600   Emerson Electric Co.                                       593,082
      5,700   Expeditors International
              Washington, Inc.                                           254,676
     15,000   FedEx Corp.                                              1,661,100
     55,800   General Electric Co.                                     2,162,808
     12,400   Honeywell International, Inc.                              713,124
      2,400   McDermott International, Inc. *                            199,056
      6,800   Monster Worldwide, Inc. *                                  264,452
      1,400   Parker Hannifin Corp.                                      138,152
      4,500   Quanta Services, Inc. (O)*                                 127,935
      4,800   Raytheon Co.                                               265,728
     10,600   Stericycle, Inc. (O)*                                      508,164
      1,600   Terex Corp. *                                              138,000
     12,500   United Technologies Corp.                                  912,125
      3,500   Valmont Industries, Inc. (O)                               264,565
      3,100   WW Grainger, Inc.                                          270,816
                                                                   -------------
                                                                      14,215,613
                                                                   -------------
              INFORMATION TECHNOLOGY - 30.98%
     10,100   Accenture, Ltd.                                            425,513
     29,400   Adobe Systems, Inc. *                                    1,184,526
      8,700   Agilent Technologies, Inc. *                               331,905
     14,100   Apple, Inc. *                                            1,857,816
      9,500   Automatic Data Processing, Inc.                            440,990
      9,000   Broadcom Corp., Class A (O)*                               295,290
    171,300   Cisco Systems, Inc. *                                    4,952,283
      4,000   Citrix Systems, Inc. (O)*                                  144,680
      2,500   Cognizant Technology Solutions
              Corp., Class A *                                           202,450
     29,000   Corning, Inc. *                                            691,360
     34,100   Dell, Inc. *                                               953,777
     30,000   eBay, Inc. *                                               972,000
      5,500   Electronic Arts, Inc. *                                    267,520
     72,100   EMC Corp./Massachusetts *                                1,334,571
      7,279   Fiserv, Inc. *                                             359,728
      3,300   Global Payments, Inc.                                      123,420
      9,400   Google, Inc., Class A *                                  4,794,000
     39,500   Hewlett-Packard Co.                                      1,818,185
     96,100   Intel Corp.                                              2,269,882
     27,200   International Business Machines
              Corp. (O)                                                3,009,680
     14,800   Kla-Tencor Corp.                                           840,492
      2,600   Lexmark International, Inc.,
              Class A (O)*                                               102,804
     27,200   Maxim Integrated Products, Inc.                            862,240
      3,300   MEMC Electronic Materials, Inc. *                          202,356

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              INFORMATION TECHNOLOGY (CONTINUED)
     20,300   Micron Technology, Inc. (O)*                         $     240,961
    169,700   Microsoft Corp.                                          4,919,603
      7,000   Network Appliance, Inc. *                                  198,380
     46,200   Nokia OYJ, ADR                                           1,323,168
    116,100   Oracle Corp. *                                           2,219,832
     46,000   Qualcomm, Inc.                                           1,915,900
     11,100   SanDisk Corp. (O)*                                         595,293
      4,100   Silicon Laboratories, Inc. *                               142,803
     33,900   Texas Instruments, Inc.                                  1,192,941
     17,900   Trimble Navigation, Ltd. *                                 591,237
     21,500   Yahoo!, Inc. *                                             499,875
                                                                   -------------
                                                                      42,277,461
                                                                   -------------
              MATERIALS - 2.29%
      5,200   Freeport-McMoRan Copper &
              Gold, Inc.                                                 488,696
     29,800   Monsanto Co.                                             1,920,610
     25,100   Nalco Holding Co.                                          578,304
      3,300   Newmont Mining Corp. (O)                                   137,775
                                                                   -------------
                                                                       3,125,385
                                                                   -------------
              TELECOMMUNICATION SERVICES - 2.06%
     85,200   NeuStar, Inc., Class A (O)*                              2,457,168
      4,200   NII Holdings, Inc. *                                       352,884
                                                                   -------------
                                                                       2,810,052
                                                                   -------------
              UTILITIES - 0.68%
      4,600   Mirant Corp. (O)*                                          174,018
     10,100   Veolia Environment, ADR                                    750,733
                                                                   -------------
                                                                         924,751
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $121,010,570)                                    132,796,460
                                                                   -------------

INVESTMENT COMPANIES - 3.50%
     23,000   iShares Russell 1000 Growth Index
              Fund ETF (O)                                             1,339,290
  3,442,283   SSgA Prime Money Market Fund                             3,442,283
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $4,803,569)                                        4,781,573
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COLLATERAL FOR SECURITIES ON LOAN - 11.57%
 15,788,660   State Street Navigator Securities
              Lending Prime Portfolio (I)                          $  15,788,660
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $15,788,660)                                      15,788,660
                                                                   -------------
TOTAL INVESTMENTS - 112.38%
(Cost $141,602,799**)                                                153,366,693
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (12.38)%                          (16,891,353)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 136,475,340
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $142,119,402.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 94.22%
              CONSUMER DISCRETIONARY - 12.62%
      3,200   Autoliv, Inc. (O)                                    $     178,976
      1,500   Black & Decker Corp.                                       129,855
      5,500   Cato Corp., Class A (O)                                    113,740
      3,800   Centex Corp. (O)                                           141,778
      4,800   Eastman Kodak Co. (O)                                      121,200
     45,100   Ford Motor Co. (O)*                                        383,801
      3,800   Fortune Brands, Inc. (O)                                   308,940
      8,200   Gannett Co., Inc. (O)                                      409,180
     29,100   Gap, Inc.                                                  500,520
      6,000   Genuine Parts Co. (O)                                      285,480
     11,000   Goodyear Tire & Rubber Co. (O)*                            315,920
      2,600   Harrah's Entertainment, Inc.                               220,194
      9,800   Hibbett Sports, Inc. (O)*                                  251,174
      3,200   J.C. Penney Co., Inc.                                      217,728
      7,800   JOS A Bank Clothiers, Inc. (O)*                            269,100
      4,000   KB Home (O)                                                127,240
      4,200   Liberty Media Corp. - Capital,
              Series A *                                                 480,690
      8,600   Liberty Media Corp.- Interactive *                         180,170
      6,300   Limited Brands, Inc. (O)                                   152,145
      3,400   Mattel, Inc. (O)                                            77,894
      6,400   Matthews International Corp.,
              Class A (O)                                                244,864
      3,200   Modine Manufacturing Co. (O)                                81,920
      5,700   Nike, Inc., Class B                                        321,765
     11,900   O'Reilly Automotive, Inc. (O)*                             396,389
      6,400   Pulte Homes, Inc. (O)                                      123,776
      1,900   R.H. Donnelley Corp. *                                     118,807
      7,500   Rare Hospitality
              International, Inc. (O)*                                   200,700
     16,900   Saks, Inc. (O)                                             312,819
      3,000   Sears Holdings Corp. (O)*                                  410,370
      3,500   Sonic Corp. (O)*                                            72,310
     13,350   Stage Stores, Inc. (O)                                     238,164
      2,900   Standard-Pacific Corp. (O)                                  42,949
      2,400   Starwood Hotels & Resorts
              Worldwide, Inc.                                            151,104
      4,200   Talbots, Inc. (O)                                           96,558
      3,400   Tempur-Pedic
              International, Inc. (O)                                    105,910
      4,200   Tiffany & Co.                                              202,650
     10,400   TJX Cos., Inc.                                             288,600
      7,600   Valassis Communications, Inc. (O)*                          90,212
      3,600   VF Corp.                                                   308,844
      9,400   Virgin Media, Inc.                                         233,496
     12,900   Warner Music Group Corp. (O)                               159,831
        400   Washington Post Co., Class B (O)                           316,300
      7,300   Wyndham Worldwide Corp. *                                  245,645
                                                                   -------------
                                                                       9,629,708
                                                                   -------------
              CONSUMER STAPLES - 6.81%
      4,000   Altria Group, Inc.                                         265,880
      3,600   Bunge, Ltd. (O)                                            326,196
      9,900   Casey's General Stores, Inc. (O)                           246,807
      7,000   Coca-Cola Enterprises, Inc.                                158,620
     14,600   ConAgra Foods, Inc.                                        370,110
     20,500   Constellation Brands, Inc.,
              Class A (O)*                                               449,565

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              CONSUMER STAPLES (CONTINUED)
      7,000   Costco Wholesale Corp. (O)                           $     418,600
      8,800   Dean Foods Co. (O)                                         253,176
      4,500   Herbalife, Ltd.                                            184,410
      7,400   HJ Heinz Co.                                               323,824
      7,000   Hormel Foods Corp. (O)                                     240,940
      6,200   Lance, Inc. (O)                                            156,178
      4,400   McCormick & Co., Inc./MD (O)                               150,304
      3,900   Molson Coors Brewing Co.,
              Class B (O)                                                346,866
     15,100   Safeway, Inc.                                              481,237
      8,800   Sara Lee Corp.                                             139,480
      6,803   SUPERVALU, Inc.                                            283,481
      7,200   Tyson Foods, Inc., Class A                                 153,360
      3,300   Universal Corp./Richmond, VA (O)                           182,193
      1,300   UST, Inc. (O)                                               69,615
                                                                   -------------
                                                                       5,200,842
                                                                   -------------
              ENERGY - 6.83%
     11,700   Chesapeake Energy Corp. (O)                                398,268
     15,400   El Paso Corp. (O)                                          256,410
     10,800   Forest Oil Corp. (O)*                                      437,076
     11,700   Hess Corp.                                                 716,040
      5,000   Murphy Oil Corp.                                           310,200
      5,700   Nabors Industries, Ltd. (O)*                               166,668
      7,400   Newfield Exploration Co. (O)*                              355,570
      6,800   Noble Energy, Inc. (O)                                     415,752
      2,000   Overseas Shipholding Group (O)                             155,180
      3,800   Pioneer Natural Resources Co. (O)                          172,900
      4,400   Plains Exploration
              & Production Co. *                                         190,124
      4,900   Rowan Cos., Inc. (O)                                       206,731
      3,400   Smith International, Inc.                                  208,794
     15,300   Spectra Energy Corp.                                       389,691
      5,300   St. Mary Land & Exploration Co.                            176,437
      3,100   Sunoco, Inc. (O)                                           206,832
      5,900   Whiting Petroleum Corp. *                                  242,313
      6,500   Williams Cos., Inc.                                        209,625
                                                                   -------------
                                                                       5,214,611
                                                                   -------------
              FINANCIALS - 24.02%
     10,600   Ameriprise Financial, Inc.                                 638,862
      9,600   AON Corp. (O)                                              384,384
     10,300   Archstone-Smith Trust, REIT                                591,323
      9,800   Ares Capital Corp. (O)                                     152,782
      8,300   Asset Acceptance Capital Corp. (O)                         115,204
      8,260   Associated Banc-Corp. (O)                                  237,392
     13,500   Assured Guaranty, Ltd. (O)                                 328,590
      5,400   Bank of America Corp.                                      256,068
      8,000   Bank of New York Mellon Corp.                              340,400
      1,900   BlackRock, Inc./New York (O)                               303,050
      5,400   Boston Properties, Inc., REIT                              510,246
      4,300   Capital One Financial Corp. (O)                            304,268
      6,000   Cincinnati Financial Corp.                                 235,200
     12,000   CIT Group, Inc.                                            494,160
      8,500   Colonial BancGroup, Inc. (O)                               185,385
      2,900   Cousins Properties, Inc., REIT (O)                          74,559
      4,200   Credit Acceptance Corp. (O)*                               108,822

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              FINANCIALS (CONTINUED)
      3,375   Delphi Financial Group, Inc.,
              Class A                                                    135,574
      5,700   Equity Inns, Inc., REIT (O)                                127,452
      6,600   Equity Residential, REIT                                   262,746
      4,500   Everest Re Group, Ltd.                                     442,125
      6,900   Federated Investors, Inc., Class B                         248,469
      4,900   Financial Federal Corp. (O)                                138,915
      2,600   First Midwest Bancorp, Inc./IL (O)                          85,514
      5,700   General Growth Properties,
              Inc., REIT (O)                                             273,486
     11,100   Genworth Financial, Inc., Class A                          338,772
      4,400   Hartford Financial
              Services Group, Inc.                                       404,228
     11,700   Host Hotels & Resorts, Inc. REIT                           247,104
      3,000   IndyMac Bancorp, Inc. (O)                                   66,000
      4,840   International Bancshares Corp. (O)                         106,625
      2,300   IPC Holdings, Ltd. (O)                                      57,063
     11,300   iStar Financial, Inc., REIT (O)                            410,529
      4,400   JPMorgan Chase & Co.                                       193,644
     17,500   Keycorp                                                    607,075
     11,800   Kimco Realty Corp., REIT (O)                               440,494
      6,000   Legg Mason, Inc.                                           540,000
      4,800   Lincoln National Corp.                                     289,536
      2,600   M&T Bank Corp.                                             276,354
      4,200   Maguire Properties, Inc., REIT                             120,162
     14,000   Marshall & Ilsley Corp. (O)                                576,940
      3,000   MB Financial, Inc. (O)                                      95,640
      4,000   MBIA, Inc. (O)                                             224,400
      2,800   Merrill Lynch & Co., Inc.                                  207,760
      5,800   NewAlliance Bancshares, Inc. (O)                            78,358
      5,300   PartnerRe, Ltd. (O)                                        376,459
      5,000   Platinum Underwriters
              Holdings, Ltd.                                             166,000
      8,300   Principal Financial Group, Inc.                            468,037
      1,600   PS Business Parks, Inc., REIT                               81,760
      3,300   Public Storage, REIT (O)                                   231,297
      9,200   RAIT Investment Trust, REIT (O)                             95,312
      2,300   Rayonier, Inc., REIT (O)                                    97,382
      8,400   Realty Income Corp., REIT                                  197,148
      5,100   Reinsurance Group
              of America, Inc. (O)                                       271,881
      6,600   RenaissanceRe Holdings, Ltd.                               379,500
      4,700   Safeco Corp.                                               274,809
      2,800   Simon Property Group, Inc., REIT                           242,284
      2,100   SL Green Realty Corp., REIT                                254,982
     10,400   TCF Financial Corp. (O)                                    255,736
      3,400   Torchmark Corp.                                            209,236
      7,700   Universal American
              Financial Corp. (O)*                                       153,307
     18,600   Unum Group (O)                                             451,980
      9,300   U-Store-It Trust, REIT (O)                                 133,083
      3,400   Ventas, Inc., REIT                                         110,908
      6,800   Vornado Realty Trust, REIT (O)                             727,804
      3,000   Webster Financial Corp. (O)                                130,380
      2,100   Westamerica Bancorporation (O)                              85,953
      4,000   XL Capital, Ltd., Class A                                  311,440
      5,003   Zions Bancorporation                                       372,974
                                                                   -------------
                                                                      18,335,312
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              HEALTH CARE - 3.91%
      5,000   Abbott Laboratories                                        253,450
      8,500   Amsurg Corp. (O)*                                          213,690
      6,700   Applera Corp. -
              Applied Biosystems Group                                   209,174
      1,300   Bausch & Lomb, Inc. (O)                                     83,109
      4,800   Cardinal Health, Inc. (O)                                  315,504
      7,100   Centene Corp. *                                            153,431
      6,900   Charles River Laboratories
              International, Inc. (O)*                                   353,142
      2,800   Dentsply International, Inc.                               102,172
      1,800   Invitrogen Corp. *                                         129,240
      7,000   King Pharmaceuticals, Inc. *                               119,070
      8,700   LifePoint Hospitals, Inc. *                                257,085
      2,900   Medco Health Solutions, Inc. *                             235,683
      6,600   Omnicare, Inc. (O)                                         218,856
      2,900   Orthofix International N.V. (O)*                           124,874
      1,200   Quest Diagnostics, Inc.                                     66,564
      2,500   Varian, Inc. *                                             150,350
                                                                   -------------
                                                                       2,985,394
                                                                   -------------
              INDUSTRIALS - 12.88%
      8,700   ACCO Brands Corp. (O)*                                     179,916
      2,500   Acuity Brands, Inc.                                        147,750
     15,300   Airtran Holdings, Inc. (O)*                                150,552
      4,400   Albany International Corp.,
              Class A (O)                                                164,912
      2,400   Avery Dennison Corp. (O)                                   147,216
      4,600   Belden, Inc. (O)                                           251,988
     10,300   Carlisle Cos., Inc. (O)                                    466,384
      7,300   CSX Corp.                                                  346,093
      6,300   Dover Corp.                                                321,300
      5,700   Eaton Corp.                                                553,926
      2,300   ESCO Technologies, Inc. (O)*                                83,421
      2,000   Flowserve Corp.                                            144,540
      2,700   GATX Corp. (O)                                             122,472
      4,887   Genesee & Wyoming, Inc.,
              Class A (O)*                                               125,352
      5,000   Graco, Inc. (O)                                            205,200
     13,100   Ingersoll-Rand Co., Ltd., Class A                          659,192
      7,300   ITT Corp.                                                  459,024
      8,500   KBR, Inc. *                                                272,765
      6,000   L-3 Communications Holdings, Inc.                          585,360
      5,800   Masco Corp.                                                157,818
      7,600   Mueller Industries, Inc. (O)                               280,288
      6,300   Norfolk Southern Corp.                                     338,814
      7,200   Parker Hannifin Corp.                                      710,496
      5,000   Pitney Bowes, Inc. (O)                                     230,500
      5,450   Republic Services, Inc.                                    174,127
      9,200   RR Donnelley & Sons Co.                                    388,792
      4,400   Simpson Manufacturing Co., Inc. (O)                        148,852
     26,300   Southwest Airlines Co. (O)                                 411,858
     13,100   Spirit Aerosystems Holdings, Inc.,
              Class A (O)*                                               475,530
     10,900   Timken Co.                                                 364,060
      3,000   United Stationers, Inc. *                                  191,220
      4,600   USG Corp. (O)*                                             190,946
      4,300   WW Grainger, Inc.                                          375,648
                                                                   -------------
                                                                       9,826,312
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              INFORMATION TECHNOLOGY - 8.66%
      4,900   Advanced Micro Devices, Inc. (O)*                    $      66,346
      5,900   Affiliated Computer Services,
              Inc., Class A *                                            316,594
      5,600   Altera Corp. (O)                                           129,920
      9,500   Arrow Electronics, Inc. *                                  363,090
     14,900   Avaya, Inc. *                                              246,446
     10,200   CA, Inc.                                                   255,816
      6,900   Citrix Systems, Inc. *                                     249,573
      7,200   Computer Sciences Corp. *                                  400,896
     11,000   Convergys Corp. *                                          209,550
      2,000   Diebold, Inc. (O)                                          101,340
      9,600   Electronic Data Systems Corp.                              259,104
      4,500   Electronics for Imaging (O)*                               118,170
      6,900   Intersil Corp., Class A                                    201,825
      7,200   Juniper Networks, Inc. (O)*                                215,712
      3,400   Lexmark International, Inc.,
              Class A (O)*                                               134,436
     26,900   LSI Corp. *                                                193,680
      3,900   Maxim Integrated Products, Inc.                            123,630
      4,300   MAXIMUS, Inc.                                              179,697
     23,100   Micron Technology, Inc. (O)*                               274,197
      9,700   Molex, Inc. (O)                                            274,898
     11,200   NAM TAI Electronics, Inc. (O)                              144,368
      6,400   NCR Corp. *                                                334,208
      8,700   Novellus Systems, Inc. (O)*                                248,124
      4,800   SanDisk Corp. (O)*                                         257,424
     11,300   Seagate Technology                                         265,663
     26,500   Tellabs, Inc. *                                            300,775
     34,900   Xerox Corp. *                                              609,354
      6,100   Xyratex, Ltd. *                                            135,603
                                                                   -------------
                                                                       6,610,439
                                                                   -------------
              MATERIALS - 5.53%
      5,600   Air Products & Chemicals, Inc.                             483,672
      4,700   Allegheny Technologies, Inc. (O)                           493,171
      2,900   Aptargroup, Inc. (O)                                       105,560
      4,000   Bemis Co., Inc.                                            117,880
      4,700   Celanese Corp., Series A                                   176,250
      3,200   Compass Minerals
              International, Inc. (O)                                    105,088
      1,600   Deltic Timber Corp. (O)                                     83,184
      4,900   E.I. Du Pont de Nemours & Co. (O)                          228,977
      2,300   Eastman Chemical Co.                                       158,286
      4,200   Freeport-McMoRan Copper
              & Gold, Inc.                                               394,716
      5,900   Lyondell Chemical Co.                                      264,910
      2,800   MeadWestvaco Corp.                                          91,112
      9,300   PPG Industries, Inc.                                       709,311
      5,200   Rohm & Haas Co.                                            293,904
      1,600   Temple-Inland, Inc.                                         93,008
      4,300   United States Steel Corp.                                  422,647
                                                                   -------------
                                                                       4,221,676
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              TELECOMMUNICATION SERVICES - 1.88%
     15,500   Citizens Communications Co. (O)                      $     223,665
     10,900   NeuStar, Inc., Class A (O)*                                314,356
      3,900   NII Holdings, Inc. (O)*                                    327,678
     39,300   Qwest Communications
              International, Inc. (O)*                                   335,229
     17,200   Windstream Corp. (O)                                       236,672
                                                                   -------------
                                                                       1,437,600
                                                                   -------------
              UTILITIES - 11.08%
      4,300   Alliant Energy Corp. (O)                                   158,885
      6,600   Ameren Corp.                                               316,668
     18,300   American Electric Power Co., Inc.                          795,867
      3,400   Atmos Energy Corp.                                          95,438
     15,700   CMS Energy Corp. (O)                                       253,712
      7,800   Consolidated Edison, Inc. (O)                              340,704
      1,900   Constellation Energy Group, Inc.                           159,220
      7,800   DTE Energy Co. (O)                                         361,764
     15,900   Edison International (O)                                   840,951
      3,100   Entergy Corp.                                              309,876
      9,000   Mirant Corp. (O)*                                          340,470
      4,400   National Fuel Gas Co. (O)                                  190,740
      1,700   New Jersey Resources Corp. (O)                              79,900
      7,800   NRG Energy, Inc. (O)*                                      300,690
     11,200   NSTAR (O)                                                  352,240
      4,600   Oneok, Inc. (O)                                            233,450
     20,500   PG&E Corp.                                                 877,605
      6,750   PNM Resources, Inc. (O)                                    174,353
     10,100   PPL Corp.                                                  476,114
      9,700   Progress Energy, Inc. (O)                                  423,502
      4,200   Questar Corp.                                              216,258
      8,800   Sempra Energy                                              463,936
      5,900   UGI Corp.                                                  152,279
      6,600   Westar Energy, Inc. (O)                                    151,932
      2,400   WGL Holdings, Inc. (O)                                      71,856
     15,600   Xcel Energy, Inc. (O)                                      316,680
                                                                   -------------
                                                                       8,455,090
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $66,864,887)                                      71,916,984
                                                                   -------------
INVESTMENT COMPANIES - 5.34%
      9,000   iShares Russell 1000 Growth
              Index Fund ETF (O)                                         524,070
      1,500   iShares Russell Midcap Value
              Index Fund ETF                                             222,585
      3,000   Market Vectors Gold
              Miners ETF                                                 119,820
      4,900   Materials Select Sector SPDR
              Fund ETF                                                   193,158
      8,600   Powershares QQQ ETF (O)                                    408,242
      3,100   SPDR S&P Metals & Mining ETF                               183,365
  2,425,193   SSgA Prime Money Market Fund                             2,425,193
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $4,000,822)                                        4,076,433
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COLLATERAL FOR SECURITIES ON LOAN - 27.15%
 20,720,193   State Street Navigator Securities
              Lending Prime Portfolio (I)                          $  20,720,193
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $20,720,193)                                      20,720,193
                                                                   -------------
TOTAL INVESTMENTS - 126.71%
(Cost $91,585,902**)                                                  96,713,610
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (26.71)%                          (20,386,052)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  76,327,558
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $91,666,408.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Shares                                                              (Note 1)
-----------                                                        -------------
COMMON STOCKS - 97.91%
              CONSUMER DISCRETIONARY - 17.97%
     43,700   American Eagle Outfitters, Inc. (O)                  $   1,060,162
     57,100   Carter's, Inc. (O)*                                      1,208,807
     45,400   DreamWorks Animation SKG, Inc.,
              Class A (O)*                                             1,407,400
     33,900   Gildan Activewear, Inc. (O)*                             1,160,397
      3,200   Gymboree Corp. *                                           138,520
     27,600   H&R Block, Inc. (O)                                        550,620
     29,500   JOS A Bank Clothiers, Inc. (O)*                          1,017,750
     33,000   O'Reilly Automotive, Inc. (O)*                           1,099,230
     30,800   Priceline.com, Inc. (O)*                                 1,965,040
     32,400   Rare Hospitality International,
              Inc. (O)*                                                  867,024
     28,900   Steiner Leisure, Ltd. (O)*                               1,209,465
     13,300   Tween Brands, Inc. (O)*                                    508,858
     13,500   Zumiez, Inc. (O)*                                          499,365
                                                                   -------------
                                                                      12,692,638
                                                                   -------------
              ENERGY - 10.20%
     14,000   Atwood Oceanics, Inc. (O)*                                 960,400
     53,200   Complete Production Services,
              Inc. (O)*                                                1,233,708
     27,600   Hercules Offshore, Inc. *                                  828,552
     14,700   Noble Corp.                                              1,506,162
     10,200   Noble Energy, Inc.                                         623,628
     17,000   Pride International, Inc. (O)*                             595,850
     22,300   St. Mary Land & Exploration Co. (O)                        742,367
     10,700   Sunoco, Inc. (O)                                           713,904
                                                                   -------------
                                                                       7,204,571
                                                                   -------------
              FINANCIALS - 10.66%
     13,930   Affiliated Managers Group, Inc. (O)*                     1,574,090
     44,100   E*Trade Financial Corp. (O)*                               816,732
     21,700   Endurance Specialty Holdings,
              Ltd. (O)                                                   811,580
      6,400   IntercontinentalExchange, Inc. (O)*                        967,232
     31,500   Invesco PLC, ADR (O)                                       793,485
     15,000   MBIA, Inc. (O)                                             841,500
     19,200   optionsXpress Holdings, Inc. (O)                           480,192
     42,300   WR Berkley Corp.                                         1,244,466
                                                                   -------------
                                                                       7,529,277
                                                                   -------------
              HEALTH CARE - 18.53%
     22,133   Amedisys, Inc. (O)*                                        837,734
     26,300   Angiodynamics, Inc. (O)*                                   493,651
     25,900   Barr Pharmaceuticals, Inc. (O)*                          1,326,598
      9,700   Beckman Coulter, Inc. (O)                                  686,954
     16,600   Cephalon, Inc. (O)*                                      1,247,324
     19,300   Coventry Health Care, Inc. (O)*                          1,077,133
     23,700   Endo Pharmaceuticals Holdings, Inc. *                      806,037
     34,800   Health Net, Inc. *                                       1,723,992
     12,500   Hologic, Inc. (O)*                                         647,500
     33,500   Hospira, Inc. *                                          1,295,445
     16,400   Invitrogen Corp. (O)*                                    1,177,520
     20,300   Psychiatric Solutions, Inc. (O)*                           692,027
     18,500   Waters Corp. *                                           1,077,810
                                                                   -------------
                                                                      13,089,725
                                                                   -------------

                                                                       Value
  Shares                                                              (Note 1)
-----------                                                        -------------
              INDUSTRIALS - 21.03%
      8,300   Carlisle Cos., Inc. (O)                              $     375,824
      8,600   ESCO Technologies, Inc. (O)*                               311,922
     36,400   Graco, Inc. (O)                                          1,493,856
     48,000   Herman Miller, Inc. (O)                                  1,465,440
     41,000   HUB Group, Inc., Class A (O)*                            1,394,820
     14,600   Joy Global, Inc. (O)                                       722,554
     17,200   Manpower, Inc. (O)                                       1,359,660
     27,700   Oshkosh Truck Corp. (O)                                  1,585,825
     10,800   Precision Castparts Corp.                                1,480,248
     13,300   Resources Connection, Inc. *                               431,851
     32,200   Robert Half International, Inc.                          1,094,478
     14,200   Terex Corp. *                                            1,224,750
     23,900   Thomas & Betts Corp. *                                   1,477,020
      5,700   Triumph Group, Inc. (O)                                    434,397
                                                                   -------------
                                                                      14,852,645
                                                                   -------------
              INFORMATION TECHNOLOGY - 19.52%
     22,900   Akamai Technologies, Inc. (O)*                             777,684
     54,800   Amphenol Corp., Class A (O)                              1,877,448
     22,600   Autodesk, Inc. (O)*                                        957,562
     40,600   Benchmark Electronics, Inc. (O)*                           901,320
      6,600   Cognizant Technology Solutions Corp.,
              Class A (O)*                                               534,468
     11,400   DST Systems, Inc. (O)*                                     864,918
     24,700   Flir Systems, Inc. (O)*                                  1,078,155
     58,600   Foundry Networks, Inc. (O)*                              1,030,774
     30,700   Lam Research Corp. (O)*                                  1,775,688
      9,400   MEMC Electronic Materials, Inc. *                          576,408
     63,300   Perot Systems Corp., Class A (O)*                          963,426
     25,100   Polycom, Inc. (O)*                                         777,347
     61,100   QLogic Corp. (O)*                                          812,019
     18,300   Varian Semiconductor Equipment
              Associates, Inc. (O)*                                      860,100
                                                                   -------------
                                                                      13,787,317
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $62,940,062)                                      69,156,173
                                                                   -------------
INVESTMENT COMPANY - 3.98%
  2,813,990   SSgA Prime Money Market Fund                             2,813,990
                                                                   -------------
              TOTAL INVESTMENT COMPANY
              (Cost $2,813,990)                                        2,813,990
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Shares                                                              (Note 1)
-----------                                                        -------------
COLLATERAL FOR SECURITIES ON LOAN - 26.43%
 18,667,990   State Street Navigator Securities
              Lending Prime Portfolio (I)                          $  18,667,990
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $18,667,990)                                      18,667,990
                                                                   -------------
TOTAL INVESTMENTS - 128.32%
(Cost $84,422,042**)                                                  90,638,153
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (28.32)%                          (20,003,002)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  70,635,151
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $84,950,603.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Shares                                                              (Note 1)
-----------                                                        -------------
COMMON STOCKS - 94.55%
              CONSUMER DISCRETIONARY - 17.50%
      4,300   Catalina Marketing Corp.                             $     129,817
     12,800   Cato Corp., Class A                                        264,704
      5,500   CEC Entertainment, Inc. *                                  162,305
      8,000   Helen of Troy, Ltd. *                                      177,680
     13,500   Hibbett Sports, Inc. *                                     346,005
      8,200   Matthews International Corp., Class A                      313,732
      3,700   Modine Manufacturing Co.                                    94,720
     11,500   Rare Hospitality International, Inc. *                     307,740
      6,800   Sonic Corp. *                                              140,488
     20,600   Stage Stores, Inc.                                         367,504
      7,100   Talbots, Inc.                                              163,229
      5,800   Tempur-Pedic International, Inc.                           180,670
      7,400   Unifirst Corp./MA                                          277,944
      9,700   Valassis Communications, Inc. *                            115,139
                                                                   -------------
                                                                       3,041,677
                                                                   -------------
              CONSUMER STAPLES - 6.79%
     17,800   Casey's General Stores, Inc.                               443,754
      5,700   Herbalife, Ltd.                                            233,586
      9,200   Lance, Inc.                                                231,748
      4,900   Universal Corp./Richmond, VA                               270,529
                                                                   -------------
                                                                       1,179,617
                                                                   -------------
              ENERGY - 4.49%
     10,200   Penn Virginia Corp.                                        394,740
      9,400   Whiting Petroleum Corp. *                                  386,058
                                                                   -------------
                                                                         780,798
                                                                   -------------
              FINANCIALS - 26.29%
      4,900   Acadia Realty Trust, REIT                                  112,847
      6,100   American Campus Communities,
              Inc., REIT                                                 155,855
     14,300   Ares Capital Corp.                                         222,937
     14,100   Asset Acceptance Capital Corp.                             195,708
     20,900   Assured Guaranty, Ltd.                                     508,706
      6,200   Asta Funding, Inc.                                         223,696
      5,400   Cousins Properties, Inc., REIT                             138,834
      5,200   Credit Acceptance Corp. *                                  134,732
      5,600   Delphi Financial Group, Inc., Class A                      224,952
      7,800   Equity Inns, Inc., REIT                                    174,408
      7,200   Financial Federal Corp.                                    204,120
      4,500   First Midwest Bancorp, Inc./IL                             148,005
      8,320   International Bancshares Corp.                             183,290
      2,700   IPC Holdings, Ltd.                                          66,987
      6,200   Maguire Properties, Inc., REIT                             177,382
      3,900   MB Financial, Inc.                                         124,332
      9,200   NewAlliance Bancshares, Inc.                               124,292
      1,800   Pennsylvania Real Estate
              Investment Trust, REIT                                      70,092
      5,900   Platinum Underwriters Holdings, Ltd.                       195,880
      2,200   PS Business Parks, Inc., REIT                              112,420
     13,600   RAIT Investment Trust, REIT                                140,896
     12,700   Realty Income Corp., REIT                                  298,069
     12,200   Universal American Financial Corp. *                       242,902
     16,100   U-Store-It Trust, REIT                                     230,391
      3,900   Westamerica Bancorporation                                 159,627
                                                                   -------------
                                                                       4,571,360
                                                                   -------------

                                                                       Value
   Shares                                                            (Note 1)
-----------                                                        -------------
              HEALTH CARE - 5.17%
     12,200   Amsurg Corp. *                                       $     306,708
     10,600   Centene Corp. *                                            229,066
        600   Icon PLC, ADR *                                             28,062
      4,000   Orthofix International N.V. *                              172,240
      2,700   Varian, Inc. *                                             162,378
                                                                   -------------
                                                                         898,454
                                                                   -------------
              INDUSTRIALS - 22.40%
     10,600   ACCO Brands Corp. *                                        219,208
      3,400   Acuity Brands, Inc.                                        200,940
     25,600   Airtran Holdings, Inc. *                                   251,904
      5,000   Albany International Corp., Class A                        187,400
      6,200   Belden, Inc.                                               339,636
     12,300   Bowne & Co., Inc.                                          213,282
     13,700   Carlisle Cos., Inc.                                        620,336
     13,700   Deswell Industries, Inc.                                   143,987
      2,950   ESCO Technologies, Inc. *                                  106,996
      6,800   Genesee & Wyoming, Inc., Class A *                         174,420
     10,300   Mueller Industries, Inc.                                   379,864
      8,300   Quixote Corp.                                              155,542
      6,000   Simpson Manufacturing Co., Inc.                            202,980
        400   Sterling Construction Co., Inc. *                            7,828
      9,200   Trex Co., Inc. *                                           153,640
      4,200   United Stationers, Inc. *                                  267,708
     13,400   Vitran Corp., Inc. *                                       269,340
                                                                   -------------
                                                                       3,895,011
                                                                   -------------
              INFORMATION TECHNOLOGY - 4.79%
      6,000   Electronics for Imaging *                                  157,560
      6,400   MAXIMUS, Inc.                                              267,456
     15,800   NAM TAI Electronics, Inc.                                  203,662
      9,200   Xyratex, Ltd. *                                            204,516
                                                                   -------------
                                                                         833,194
                                                                   -------------
              MATERIALS - 2.34%
      4,800   Aptargroup, Inc.                                           174,720
      4,400   Compass Minerals International, Inc.                       144,496
      1,700   Deltic Timber Corp.                                         88,383
                                                                   -------------
                                                                         407,599
                                                                   -------------
              TELECOMMUNICATION SERVICES - 1.02%
      6,100   Atlantic Tele-Network, Inc.                                177,998
                                                                   -------------
              UTILITIES - 3.76%
      2,700   New Jersey Resources Corp.                                 126,900
      9,800   PNM Resources, Inc.                                        253,134
      6,400   Westar Energy, Inc.                                        147,328
      4,200   WGL Holdings, Inc.                                         125,748
                                                                   -------------
                                                                         653,110
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $17,044,763)                                      16,438,818
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CERTIFICATE OF DEPOSIT - 2.41%
  $ 418,500   State Street Eurodollar
              2.800%, due 08/01/07                                 $     418,500
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $418,500)                                            418,500
                                                                   -------------

   Shares
-----------
INVESTMENT COMPANY - 4.52%
    785,993   SSgA Prime Money Market Fund                               785,993
                                                                   -------------
              TOTAL INVESTMENT COMPANY
              (Cost $785,993)                                            785,993
                                                                   -------------
TOTAL INVESTMENTS - 101.48%
(Cost $18,249,257**)                                                  17,643,311
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (1.48)%                              (257,534)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  17,385,777
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $18,251,292.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 93.79%
              CONSUMER DISCRETIONARY - 13.38%
      2,800   Advance Auto Parts, Inc.                             $      97,356
      2,500   Applebees International, Inc.                               61,500
        800   Buffalo Wild Wings, Inc. *                                  34,576
      3,900   California Pizza Kitchen, Inc. *                            74,022
      2,300   Carmax, Inc. *                                              55,039
      2,100   Charlotte Russe Holding, Inc. *                             37,317
      2,100   Children's Place Retail Stores, Inc. *                      71,631
      1,400   Cooper Tire & Rubber Co.                                    32,186
      1,800   Ctrip.com International, Ltd., ADR                          69,390
      1,900   Deckers Outdoor Corp. *                                    195,890
      1,200   Dick's Sporting Goods, Inc. *                               67,476
      1,200   Dollar Tree Stores, Inc. *                                  45,912
      1,000   DSW, Inc., Class A *                                        33,240
      3,200   Focus Media Holding, Ltd., ADR *                           132,192
      2,200   Fossil, Inc. *                                              56,210
      3,900   FTD Group, Inc.                                             64,389
      2,700   GameStop Corp., Class A *                                  108,945
      2,600   Genesco, Inc. *                                            131,430
      1,400   Jack in the Box, Inc. *                                     89,586
      3,200   LKQ Corp. *                                                 90,976
      4,500   Lodgenet Entertainment Corp. *                             141,390
        900   Men's Wearhouse, Inc.                                       44,460
      2,600   Outdoor Channel Holdings, Inc. *                            25,168
      2,300   Papa John's International, Inc. *                           63,089
      3,700   Pinnacle Entertainment, Inc. *                              98,087
      1,000   Red Robin Gourmet Burgers, Inc. *                           38,570
      2,100   Sauer-Danfoss, Inc.                                         57,225
      2,500   Scientific Games Corp., Class A *                           85,775
      2,100   Shanda Interactive Entertainment, Ltd., ADR *               60,396
      4,600   Trump Entertainment Resorts, Inc. *                         30,820
      3,300   UAP Holding Corp.                                           89,661
      3,400   Urban Outfitters, Inc. *                                    68,204
      4,000   Warnaco Group, Inc. *                                      144,440
      2,400   Winnebago Industries                                        64,752
      4,000   WMS Industries, Inc. *                                     104,360
                                                                   -------------
                                                                       2,665,660
                                                                   -------------
              CONSUMER STAPLES - 3.67%
      3,800   Central Garden and Pet Co., Class A *                       46,512
      2,100   Elizabeth Arden, Inc. *                                     45,234
      4,100   Imperial Sugar Co.                                         110,331
      4,300   John B. Sanfilippo & SON *                                  47,644
      1,200   Longs Drug Stores Corp.                                     58,032
      2,100   M&F Worldwide Corp. *                                      122,514
      1,100   NBTY, Inc. *                                                47,894
      2,600   Pantry, Inc. *                                              90,584
      3,000   Reddy Ice Holdings, Inc.                                    89,250
      1,900   Spartan Stores, Inc.                                        55,613
      1,100   Wild Oats Markets, Inc. *                                   17,710
                                                                   -------------
                                                                         731,318
                                                                   -------------
              ENERGY - 4.72%
      1,900   Arch Coal, Inc.                                             56,791
      6,400   Cabot Oil & Gas Corp.                                      218,880
      1,000   Carrizo Oil & Gas, Inc. *                                   36,570

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              ENERGY (CONTINUED)
      1,100   Dawson Geophysical Co. *                             $      60,071
      1,900   Lufkin Industries, Inc.                                    112,499
      2,700   NATCO Group, Inc., Class A *                               124,983
      3,900   Trico Marine Services, Inc. *                              138,255
      3,000   W-H Energy Services, Inc. *                                192,240
                                                                   -------------
                                                                         940,289
                                                                   -------------
              FINANCIALS - 9.28%
        100   Advanta Corp., Class B                                       2,566
      1,000   Alexandria Real Estate Equities, Inc., REIT                 86,130
      5,500   American Physicians Capital, Inc. *                        208,560
     10,600   Calamos Asset Management, Inc., Class A                    261,820
      3,100   Corvel Corp. *                                              82,460
      3,200   Dollar Financial Corp. *                                    80,192
      9,200   Ezcorp, Inc., Class A *                                    110,768
      3,700   First Community Bancorp, Inc./CA                           185,814
      2,200   Hancock Holding Co.                                         77,814
      2,300   Mid-America Apartment Communities, Inc., REIT              103,799
      3,400   Odyssey Re Holdings Corp.                                  119,680
      5,500   Phoenix Cos., Inc.                                          75,845
      1,100   Safety Insurance Group, Inc.                                36,630
      5,300   Selective Insurance Group                                  108,756
      4,050   SWS Group, Inc.                                             71,482
      2,000   Tower Group, Inc.                                           53,000
      6,700   Williams Scotsman International Inc. *                     181,905
                                                                   -------------
                                                                       1,847,221
                                                                   -------------
              HEALTH CARE - 16.03%
      1,000   Alexion Pharmaceuticals, Inc. *                             58,160
      3,900   Align Technology, Inc. *                                   101,790
      8,500   Alkermes, Inc. *                                           121,040
      3,500   Arthrocare Corp. *                                         177,170
      8,900   Bradley Pharmaceuticals, Inc. *                            142,756
        800   Chemed Corp.                                                50,624
      8,000   Cutera, Inc. *                                             181,920
      2,100   Cynosure, Inc., Class A *                                   65,562
      7,700   Cypress Bioscience, Inc. *                                  88,781
      2,100   Dade Behring Holdings, Inc.                                157,185
        800   Digene Corp. *                                              49,000
      4,700   Hologic, Inc. *                                            243,460
      4,000   InterMune, Inc. *                                           85,400
      5,300   inVentiv Health, Inc. *                                    188,044
      1,200   Inverness Medical Innovations, Inc. *                       58,092
      3,500   Kendle International, Inc. *                               129,325
      1,300   Kyphon, Inc. *                                              85,306
      1,900   LifePoint Hospitals, Inc. *                                 56,145
      3,500   Medcath Corp. *                                            106,015
      3,600   Medicines Co. *                                             57,276
      4,700   Omnicell, Inc. *                                           112,236
      3,500   Parexel International Corp. *                              141,505
      1,000   Pharmaceutical Product Development, Inc.                    33,500
      1,200   Sirona Dental Systems, Inc. *                               42,432
      3,100   Sun Healthcare Group, Inc. *                                41,912
      1,400   Sunrise Senior Living, Inc. *                               55,664

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
      5,800   Symbion, Inc. *                                      $     124,874
      3,300   TriZetto Group, Inc. *                                      52,899
      1,200   Ventana Medical Systems, Inc. *                            100,008
      2,200   Vertex Pharmaceuticals, Inc. *                              71,060
      2,100   WellCare Health Plans, Inc. *                              212,646
                                                                   -------------
                                                                       3,191,787
                                                                   -------------
              INDUSTRIALS - 23.67%
      5,500   AAR Corp. *                                                164,065
      1,400   Actuant Corp., Class A                                      85,372
      2,300   Advisory Board Co. *                                       118,427
      3,800   American Commercial Lines, Inc. *                           84,170
      2,300   American Reprographics Co. *                                57,316
      3,600   Bucyrus International, Inc., Class A                       228,816
      1,200   CDI Corp.                                                   33,948
      1,900   Cenveo, Inc. *                                              39,919
        800   Clean Harbors, Inc. *                                       38,424
      3,500   COMSYS IT Partners, Inc. *                                  63,560
      2,000   Consolidated Graphics, Inc. *                              131,820
      2,900   Continental Airlines, Inc., Class B *                       91,379
      4,500   Corrections Corp. of America *                             129,825
      2,500   EnPro Industries, Inc. *                                    98,450
      3,100   G&K Services, Inc., Class A                                115,506
      1,000   Gardner Denver, Inc. *                                      41,590
      3,500   General Cable Corp. *                                      278,250
      1,400   Geo Group, Inc. *                                           38,724
      5,200   H&E Equipment Services, Inc. *                             141,284
      2,800   Healthcare Services Group                                   77,616
      3,500   Heico Corp.                                                140,560
      6,100   HUB Group, Inc., Class A *                                 207,522
      5,400   Hudson Highland Group, Inc. *                               89,100
      1,000   Huron Consulting Group, Inc. *                              67,930
      1,200   IHS, Inc., Class A *                                        56,904
        800   Jacobs Engineering Group, Inc. *                            49,304
      1,000   Kaydon Corp.                                                53,210
      2,300   Kenexa Corp. *                                              82,294
      2,700   Ladish Co., Inc. *                                         130,923
      2,900   Lan Airlines S.A., ADR                                     232,203
      1,000   Landstar System, Inc.                                       45,460
      5,400   LMI Aerospace, Inc. *                                      119,718
      1,900   Loral Space & Communications, Inc. *                        78,641
      2,700   Middleby Corp. *                                           167,427
      5,500   On Assignment, Inc. *                                       55,165
      1,900   Pall Corp.                                                  78,888
        600   Perini Corp. *                                              36,846
      1,200   Priceline.com, Inc. *                                       76,560
      2,000   Quanta Services, Inc. *                                     56,860
        800   RBC Bearings, Inc. *                                        30,568
      1,000   Rofin-Sinar Technologies, Inc. *                            65,070
      2,300   Saia, Inc. *                                                46,529
      2,600   Steelcase, Inc., Class A                                    45,266
      2,100   Stericycle, Inc. *                                         100,674
      2,200   TeleTech Holdings, Inc. *                                   64,526
      1,000   Thomas & Betts Corp. *                                      61,800
      3,500   Washington Group International, Inc. *                     281,120
      2,700   Watsco, Inc.                                               134,757
                                                                   -------------
                                                                       4,714,286
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              INFORMATION TECHNOLOGY - 15.02%
      4,500   ACI Worldwide, Inc. *                                $     137,385
      4,500   Actel Corp. *                                               53,100
     12,300   Aeroflex, Inc. *                                           172,569
      7,700   Ansoft Corp. *                                             194,733
      5,600   Ansys, Inc. *                                              145,824
      7,900   Arris Group, Inc. *                                        117,078
      2,600   Blackboard, Inc. *                                         114,998
      2,900   Comtech Telecommunications Corp. *                         126,063
      2,800   Cymer, Inc. *                                              119,700
      6,000   Daktronics, Inc.                                           127,560
      4,650   Diodes, Inc. *                                             123,550
      2,500   Emulex Corp. *                                              49,500
      3,300   Gevity HR, Inc.                                             49,599
      2,900   GSI Commerce, Inc. *                                        64,554
      3,200   i2 Technologies, Inc. *                                     51,968
      4,800   Infospace, Inc.                                             99,936
      4,900   Inter-Tel, Inc.                                            121,618
      2,500   Intevac, Inc. *                                             40,625
      1,200   Micros Systems, Inc. *                                      63,936
      1,200   Quality Systems, Inc.                                       46,488
      3,900   Rackable Systems, Inc. *                                    47,190
      4,500   Red Hat, Inc. *                                             93,690
      1,500   Sigma Designs, Inc. *                                       47,700
      1,900   SiRF Technology Holdings, Inc. *                            44,536
      1,200   Standard Microsystems Corp. *                               40,068
      4,700   Techwell, Inc. *                                            58,656
      1,000   The9, Ltd., ADR *                                           49,000
      2,200   THQ, Inc. *                                                 63,272
      3,100   Valueclick, Inc. *                                          66,278
      1,950   Varian Semiconductor Equipment Associates, Inc. *           91,650
      1,400   VeriFone Holdings, Inc. *                                   50,974
      3,900   Verint Systems, Inc. *                                     117,975
      2,100   Wright Express Corp. *                                      71,526
      6,800   Zoran Corp. *                                              128,180
                                                                   -------------
                                                                       2,991,479
                                                                   -------------
              MATERIALS - 6.55%
      3,500   Airgas, Inc.                                               163,451
      2,500   AK Steel Holding Corp. *                                    99,925
      1,200   Cabot Corp.                                                 48,456
      2,200   Century Aluminum Co. *                                     113,388
      1,200   CF Industries Holdings, Inc.                                68,976
      1,400   Chaparral Steel Co.                                        117,656
      1,000   Greif, Inc., Class A                                        55,000
      3,900   Owens-Illinois, Inc. *                                     155,922
      1,000   Rock-Tenn Co., Class A                                      30,720
      5,400   Silgan Holdings, Inc.                                      278,748
      2,500   Spartech Corp.                                              55,125
      4,800   Terra Industries, Inc. *                                   117,744
                                                                   -------------
                                                                       1,305,111
                                                                   -------------
              TELECOMMUNICATION SERVICES - 1.10%
      7,400   Dobson Communications Corp.,
              Class A *                                                   92,130
      4,700   NTELOS Holdings Corp.                                      125,960
                                                                   -------------
                                                                         218,090
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              UTILITIES - 0.37%
      1,400   Covanta Holding Corp. *                              $      31,752
      1,000   ITC Holdings Corp.                                          42,050
                                                                   -------------
                                                                          73,802
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $18,711,935)                                      18,679,043
                                                                   -------------
COMMON STOCK UNIT - 0.74%
              UTILITIES - 0.74%
      3,500   Copano Energy LLC                                          146,755
                                                                   -------------
              TOTAL COMMON STOCK UNIT
              (Cost $150,671)                                            146,755
                                                                   -------------

 Par Value
-----------
CERTIFICATE OF DEPOSIT - 0.23%
$    45,742   State Street Eurodollar
              2.800%, due 08/01/07                                        45,742
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $45,742)                                              45,742
                                                                   -------------

   Shares
-----------
INVESTMENT COMPANY - 4.50%
    896,802   SSgA Prime Money Market Fund                               896,802
                                                                   -------------
              TOTAL INVESTMENT COMPANY
              (Cost $896,802)                                            896,802
                                                                   -------------
TOTAL INVESTMENTS - 99.26%                                            19,768,342
(Cost $19,805,150**)
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - 0.74%                                 147,497
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  19,915,839
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $19,819,660.

ADR  American Depositary Receipt.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 95.66%
              ARGENTINA - 0.19%
      4,500   Tenaris S.A., ADR                                    $     216,765
                                                                   -------------
              AUSTRALIA - 0.33%
     14,226   ABC Learning Centres, Ltd. (O)                              84,134
     24,481   Fairfax Media, Ltd.                                        101,299
     16,445   James Hardie Industries N.V.                               104,811
     29,769   Macquarie Infrastructure Group                              83,448
                                                                   -------------
                                                                         373,692
                                                                   -------------
              AUSTRIA - 0.11%
      4,529   CAT Oil AG *                                               124,088
                                                                   -------------
              BAHRAIN - 0.07%
      3,089   Investcorp Bank BSC, GDR *                                  77,627
         14   Investcorp Bank BSC, GDR (C)*                                  333
                                                                   -------------
                                                                          77,960
                                                                   -------------
              BELGIUM - 1.33%
     18,700   InBev N.V.                                               1,501,380
                                                                   -------------
              BRAZIL - 1.03%
      1,800   Brasil Telecom Participacoes S.A., ADR                     119,070
     18,200   JHSF Participacoes S.A. *                                  111,468
      6,200   Petroleo Brasileiro S.A., ADR                              402,380
     10,957   Redecard S.A. *                                            189,308
      8,310   Souza Cruz S.A.                                            193,582
      5,300   TAM S.A., ADR                                              143,630
                                                                   -------------
                                                                       1,159,438
                                                                   -------------
              EGYPT - 0.58%
      2,131   Eastern Tobacco                                            151,816
      4,388   Orascom Construction Industries                            312,151
     14,100   Orascom Telecom Holding S.A.E.                             189,924
                                                                   -------------
                                                                         653,891
                                                                   -------------
              FINLAND - 1.77%
     64,500   Nokia OYJ                                                1,849,017
      4,590   Sampo OYJ, A Shares                                        137,959
                                                                   -------------
                                                                       1,986,976
                                                                   -------------
              FRANCE - 9.60%
     19,751   AXA S.A.                                                   770,122
     10,156   BNP Paribas                                              1,118,374
      1,469   Carbone Lorraine                                           115,363
     28,500   Gaz de France S.A. (O)                                   1,330,213
      6,058   Lafarge S.A. (O)                                         1,023,614
      1,297   Neopost S.A.                                               189,425
      5,700   Renault S.A.                                               822,373
     29,521   Sanofi-Aventis (O)                                       2,473,176
     37,315   Total S.A.                                               2,957,765
                                                                   -------------
                                                                      10,800,425
                                                                   -------------
              GERMANY - 11.50%
      1,716   Aareal Bank AG                                              81,959
     15,700   Adidas AG                                                  958,038

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              GERMANY (CONTINUED)
      6,200   Allianz SE                                           $   1,307,571
     24,501   Arcandor AG *                                              752,175
      3,716   Compugroup Holding AG *                                     85,239
     11,100   Continental AG                                           1,592,391
     29,400   DaimlerChrysler AG                                       2,647,715
      1,657   Demag Cranes AG                                             79,507
     56,800   Deutsche Post AG                                         1,659,140
      9,100   E.ON AG                                                  1,438,605
      1,400   Gerresheimer AG *                                           70,834
      1,803   Kloeckner & Co. AG                                         133,094
      1,160   Pfeiffer Vacuum Technology AG                              115,804
      1,200   SGL Carbon AG (O)*                                          61,254
     14,814   Siemens AG                                               1,865,494
      3,247   Symrise AG *                                                91,809
                                                                   -------------
                                                                      12,940,629
                                                                   -------------
              GREECE - 1.38%
     24,100   National Bank of Greece S.A.                             1,425,852
      3,530   Piraeus Bank S.A.                                          127,113
                                                                   -------------
                                                                       1,552,965
                                                                   -------------
              HONG KONG - 0.17%
     14,400   Esprit Holdings, Ltd.                                      195,035
                                                                   -------------
              HUNGARY - 0.10%
        522   Richter Gedeon NyRt.                                       106,922
                                                                   -------------
              INDIA - 1.44%
      2,600   Grasim Industries, Ltd.                                    189,964
      8,716   Hero Honda Motors, Ltd.                                    144,139
     39,644   Hindustan Unilever, Ltd.                                   203,344
     13,219   Oil & Natural Gas Corp., Ltd.                              299,109
     10,300   Punjab National Bank, Ltd.                                 131,597
     18,304   Satyam Computer Services, Ltd.                             217,461
     10,847   State Bank of India, Ltd.                                  438,304
                                                                   -------------
                                                                       1,623,918
                                                                   -------------
              INDONESIA - 0.54%
    305,000   Bank Mandiri Persero Tbk PT                                114,568
    109,500   PT Astra International Tbk                                 219,119
      2,900   Telekomunikasi Indonesia Tbk PT, ADR                       138,011
    151,000   United Tractors Tbk PT                                     140,367
                                                                   -------------
                                                                         612,065
                                                                   -------------
              IRELAND - 1.90%
      8,131   Anglo Irish Bank Corp. PLC                                 150,682
     39,935   Bank of Ireland                                            764,139
     24,687   CRH PLC                                                  1,100,552
      4,309   DCC PLC                                                    127,634
                                                                   -------------
                                                                       2,143,007
                                                                   -------------
              ISRAEL - 0.37%
     57,120   Bank Hapoalim B.M.                                         270,050
     18,512   Israel Chemicals, Ltd.                                     151,491
                                                                   -------------
                                                                         421,541
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              ITALY - 2.99%
     15,610   Aicon SpA *                                          $      87,132
      2,000   DiaSorin SpA *                                              33,730
     45,500   ENI SpA                                                  1,593,640
    195,774   UniCredito Italiano SpA                                  1,655,427
                                                                   -------------
                                                                       3,369,929
                                                                   -------------
              JAPAN - 13.83%
      2,500   ABC-Mart, Inc. (O)                                          62,038
      3,600   Asahi Pretec Corp.                                         112,286
      4,300   Chiyoda Corp.                                               84,747
         35   Creed Corp.                                                 93,653
     35,270   Daito Trust Construction Co., Ltd.                       1,740,867
      3,470   Don Quijote Co., Ltd.                                       68,842
         87   East Japan Railway Co.                                     642,357
      3,400   Eizo Nanao Corp.                                           109,703
      3,100   Hisamitsu Pharmaceutical Co., Inc. (O)                      88,659
     26,100   Hoya Corp.                                                 826,163
      6,520   Ichiyoshi Securities Co., Ltd.                              85,918
      2,200   Ito En, Ltd. (O)                                            66,939
      1,800   Jafco Co., Ltd. (O)                                         81,778
        160   Japan Tobacco, Inc.                                        813,942
      5,420   JSR Corp. (O)                                              135,661
      5,000   Keyence Corp. (O)                                        1,069,488
        114   KK DaVinci Advisors (O)*                                    91,904
      3,100   Konami Corp.                                                69,815
      1,600   Mars Engineering Corp.                                      35,692
      5,000   MISUMI Group, Inc. (O)                                      85,303
     14,900   Nidec Corp. (O)                                            983,684
     77,800   Nomura Holdings, Inc. (O)                                1,475,531
      7,900   OSG Corp. (O)                                              110,525
      1,300   Secom Techno Service Co., Ltd.                              51,466
      1,170   Shoei Co., Ltd. (O)                                         22,136
        166   Sumitomo Mitsui Financial Group, Inc.                    1,498,510
    128,700   Sumitomo Trust & Banking Co., Ltd.                       1,085,298
      7,000   Suruga Bank, Ltd.                                           86,643
     12,900   Takeda Pharmaceutical Co., Ltd.                            837,416
     40,100   THK Co., Ltd. (O)                                          944,756
    228,000   Tokyo Gas Co., Ltd.                                        981,891
      1,250   USS Co., Ltd.                                               83,374
     10,410   Yamada Denki Co., Ltd. (O)                               1,035,992
                                                                   -------------
                                                                      15,562,977
                                                                   -------------
              MALAYSIA - 0.01%
      1,300   British American Tobacco Malaysia Bhd                       14,989
                                                                   -------------
              MEXICO - 0.70%
      8,616   Cemex SAB de C.V., ADR *                                   278,653
      3,640   Desarrolladora Homex SAB de C.V., ADR *                    205,733
      2,400   Fomento Economico Mexicano SAB de C.V., ADR                 88,848
      5,600   Grupo Televisa S.A., ADR                                   141,400
     18,900   Kimberly-Clark de Mexico SAB de C.V., Class A               74,857
                                                                   -------------
                                                                         789,491
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              NETHERLANDS - 3.20%
      2,874   Advanced Metallurgical Group N.V. *                  $     126,102
      3,840   Boskalis Westminster                                       149,776
      2,339   Fugro N.V.                                                 156,072
     15,300   Heineken N.V.                                              972,408
      1,085   Hunter Douglas N.V.                                        106,847
      3,847   Ordina N.V.                                                 80,583
      3,474   SBM Offshore N.V.                                          143,800
     37,380   TNT N.V. (O)                                             1,601,675
      3,483   USG People N.V.                                            136,019
      5,221   Wavin N.V.                                                 128,368
                                                                   -------------
                                                                       3,601,650
                                                                   -------------
              NEW ZEALAND - 0.87%
    279,100   Telecom Corp. of New Zealand, Ltd. (O)                     976,292
                                                                   -------------
              NORWAY - 0.21%
      4,800   Acergy S.A.                                                128,123
     10,800   Songa Offshore ASA (O)*                                    103,161
                                                                   -------------
                                                                         231,284
                                                                   -------------
              PHILIPPINES - 0.34%
      6,700   Philippine Long Distance Telephone Co., ADR                382,972
                                                                   -------------
              PORTUGAL - 0.08%
     10,755   Banif SGPS S.A.                                             91,035
                                                                   -------------
              RUSSIA - 0.90%
      2,400   Evraz Group S.A., GDR                                      116,880
      5,000   Mobile Telesystems OJSC, ADR                               319,750
      6,770   Oriflame Cosmetics S.A.                                    346,845
     56,652   TNK-BP Holding                                             110,662
        400   Vsmpo-Avisma Corp.                                         117,600
                                                                   -------------
                                                                       1,011,737
                                                                   -------------
              SINGAPORE - 1.57%
    774,800   Singapore Telecommunications, Ltd.                       1,765,864
                                                                   -------------
              SOUTH AFRICA - 1.44%
     10,308   Aquarius Platinum, Ltd.                                    304,543
     17,054   Imperial Holdings, Ltd.                                    332,451
      9,748   Kumba Iron Ore, Ltd.                                       260,977
     10,598   Murray & Roberts Holdings, Ltd.                            113,244
      7,556   Naspers, Ltd.                                              188,318
     32,153   Sanlam, Ltd.                                               102,212
     53,878   Steinhoff International Holdings, Ltd.                     172,303
     28,659   Truworths International, Ltd.                              145,294
                                                                   -------------
                                                                       1,619,342
                                                                   -------------
              SOUTH KOREA - 1.91%
        140   Amorepacific Corp.                                         100,721
         80   GS Engineering & Construction Corp.                         11,889
      1,615   Hite Brewery Co., Ltd.                                     212,467
      8,860   Kangwon Land, Inc.                                         199,464
      4,589   Kookmin Bank                                               396,900
      4,600   Lotte Shopping Co., Ltd., GDR (C)                           89,700

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              SOUTH KOREA (CONTINUED)
      1,449   Samsung Electronics Co., Ltd., GDR (C)               $     475,888
      6,760   Shinhan Financial Group Co., Ltd.                          459,432
        100   SK Telecom Co., Ltd.                                        22,323
      2,000   SK Telecom Co., Ltd., ADR                                   56,280
      3,790   Woongjin Coway Co., Ltd.                                   122,109
                                                                   -------------
                                                                       2,147,173
                                                                   -------------
              SPAIN - 1.92%
      2,240   Abengoa S.A. (O)                                           106,984
     75,235   Banco Bilbao Vizcaya Argentaria S.A. (O)                 1,842,332
      4,080   Indra Sistemas S.A.                                        106,346
      2,806   Prosegur Cia de Seguridad S.A.                             107,189
                                                                   -------------
                                                                       2,162,851
                                                                   -------------
              SWEDEN - 1.54%
      2,100   Cardo AB                                                    92,327
      7,410   Elekta AB, B Shares (O)                                    122,977
      3,800   Getinge AB, B Shares                                        84,202
      9,300   KappAhl Holding AB                                         102,856
    355,000   Telefonaktiebolaget LM Ericsson, B Shares                1,334,452
                                                                   -------------
                                                                       1,736,814
                                                                   -------------
              SWITZERLAND - 6.87%
     22,468   Credit Suisse Group                                      1,466,188
        490   Geberit AG                                                  80,438
      6,117   Nestle S.A.                                              2,336,345
     55,185   Novartis AG                                              2,980,330
         44   Sika AG                                                     84,269
      2,697   Zurich Financial Services AG                               784,328
                                                                   -------------
                                                                       7,731,898
                                                                   -------------
              TAIWAN - 1.06%
     33,989   Advantech Co., Ltd.                                        107,408
    299,399   Chinatrust Financial Holding Co., Ltd. *                   236,554
    202,100   Fubon Financial Holding Co., Ltd.                          186,654
     35,720   HON HAI Precision Industry Co., Ltd.                       294,573
     30,599   Novatek Microelectronics Corp., Ltd.                       140,531
    113,261   Taiwan Semiconductor Manufacturing Co., Ltd.               223,290
                                                                   -------------
                                                                       1,189,010
                                                                   -------------
              THAILAND - 0.24%
    104,400   Kasikornbank PCL                                           266,861
                                                                   -------------
              TURKEY - 0.65%
      8,700   Ford Otomotiv Sanayi AS                                     86,036
     22,947   Turkcell Iletisim Hizmet AS                                162,973
     18,389   Turkcell Iletisim Hizmet AS, ADR                           325,117
     28,100   Turkiye Is Bankasi                                         154,242
                                                                   -------------
                                                                         728,368
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
              UNITED KINGDOM - 22.92%
     17,183   Ashmore Group PLC                                    $      77,796
     27,903   Ashtead Group PLC                                           80,574
    208,400   BAE Systems PLC                                          1,764,749
     66,000   Barclays PLC                                               928,328
    184,391   BP PLC                                                   2,146,167
     41,300   British American Tobacco PLC                             1,336,837
     11,840   Cattles PLC                                                 88,021
      5,061   Charter PLC *                                              118,382
      3,416   Chemring Group PLC                                         132,877
     84,500   Diageo PLC                                               1,725,791
     28,194   Enodis PLC                                                 108,907
      7,458   Enterprise Inns PLC                                        102,001
     17,552   Filtrona PLC                                                88,796
    192,000   Friends Provident PLC                                      720,299
     77,800   GlaxoSmithKline PLC                                      1,989,384
     46,300   HSBC Holdings PLC                                          861,873
     30,132   Imperial Tobacco Group PLC                               1,326,234
      5,880   Intertek Group PLC                                         116,618
    284,900   ITV PLC                                                    588,404
    156,700   Kingfisher PLC                                             677,720
    110,700   Lloyds TSB Group PLC                                     1,244,753
     14,934   Man Group PLC                                              170,132
     59,208   National Grid PLC                                          840,362
      5,259   Northgate PLC                                              114,728
    360,078   Old Mutual PLC                                           1,180,850
     24,100   Reckitt Benckiser PLC                                    1,293,558
     47,078   Regus Group PLC                                            123,994
     20,700   Sepura, Ltd. *                                              61,118
    155,900   Tesco PLC                                                1,283,311
     45,300   Unilever PLC                                             1,413,559
     12,963   Vanco PLC *                                                102,906
    940,492   Vodafone Group PLC                                       2,860,777
      9,907   William Hill PLC                                           120,344
                                                                   -------------
                                                                      25,790,150
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $92,086,777)                                     107,661,384
                                                                   -------------
COMMON STOCK UNIT - 0.12%
              IRELAND - 0.12%
      9,743   Grafton Group PLC *                                        134,145
                                                                   -------------
              TOTAL COMMON STOCK UNIT
              (Cost $105,113)                                            134,145
                                                                   -------------
PREFERRED STOCKS - 1.32%
              BRAZIL - 1.19%
  3,750,916   AES Tiete S.A.                                             139,443
      2,839   Bradespar S.A.                                             120,576
      5,700   Cia Energetica de Minas Gerais                             115,860
     13,392   Cia Vale do Rio Doce                                       567,342
      7,000   Iochpe Maxion S.A.                                         112,704
     46,700   Klabin S.A.                                                159,372
      5,725   Tele Norte Leste Participacoes
              S.A., ADR                                                  121,541
                                                                   -------------
                                                                       1,336,838
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
PREFERRED STOCKS (CONTINUED)
              GERMANY - 0.13%
      1,503   Fuchs Petrolub AG                                    $     146,824
                                                                   -------------
              SOUTH KOREA - 0.00%
         50   Hyundai Motor Co.                                            2,379
                                                                   -------------
              TOTAL PREFERRED STOCKS                                   1,486,041
              (Cost $725,668)
                                                                   -------------
INVESTMENT COMPANY - 4.01%
              UNITED STATES - 4.01%
  4,518,801   SSgA Prime Money Market Fund                             4,518,801
                                                                   -------------
              TOTAL INVESTMENT COMPANY                                 4,518,801
              (Cost $4,518,801)
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN - 12.17%
              UNITED STATES - 12.17%
 13,695,992   State Street Navigator Securities
              Lending Prime Portfolio (I)                             13,695,992
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 13,695,992
              (Cost $13,695,992)
                                                                   -------------
TOTAL INVESTMENTS - 113.28%                                          127,496,363
(Cost $111,132,351**)
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (13.28)%                          (14,951,013)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 112,545,350
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $111,135,630.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

OTHER INFORMATION:
Industry Concentration

                                                                 % of Net Assets
                                                                 ---------------
Commercial Banks                                                       12.0%
Pharmaceuticals                                                         7.6%
Oil, Gas & Consumable Fuels                                             6.9%
Beverages                                                               4.1%
Insurance                                                               3.8%
Automobiles                                                             3.5%
Tobacco                                                                 3.4%
Diversified Telecommunication Services                                  3.4%
Electronic Equipment & Instruments                                      3.3%
Food Products                                                           3.3%
Wireless Telecommunication Services                                     3.3%
Diversified Financial Services                                          3.0%
Air Freight & Logistics                                                 3.0%
Capital Markets                                                         3.0%
Construction Materials                                                  2.9%
Communications Equipment                                                2.9%
Net Other Assets & Liabilities                                          2.8%
Electric Utilities                                                      2.3%
Gas Utilities                                                           2.1%
Real Estate Management & Development                                    1.9%
Electrical Equipment                                                    1.8%
Aerospace & Defense                                                     1.7%
Metals & Mining                                                         1.6%
Auto Components                                                         1.5%
Machinery                                                               1.4%
Household Products                                                      1.4%
Food & Staples Retailing                                                1.1%
Textiles, Apparel & Luxury Goods                                        1.1%
Specialty Retail                                                        1.0%
Commercial Services & Supplies                                          0.9%
Media                                                                   0.9%
Multiline Retail                                                        0.8%
Construction & Engineering                                              0.7%
Road & Rail                                                             0.6%
IT Services                                                             0.5%
Building Products                                                       0.5%
Household Durables                                                      0.4%
Chemicals                                                               0.4%
Personal Products                                                       0.4%
Hotels, Restaurants & Leisure                                           0.4%
Energy Equipment & Services                                             0.4%
Distributors                                                            0.3%
Semiconductors & Semiconductor Equipment                                0.3%
Industrial Conglomerates                                                0.3%
Health Care Equipment & Supplies                                        0.2%
Office Electronics                                                      0.2%
Paper & Forest Products                                                 0.1%
Leisure Equipment & Products                                            0.1%
Computers & Peripherals                                                 0.1%
Marine                                                                  0.1%
Health Care Technology                                                  0.1%
Transportation Infrastructure                                           0.1%
Software                                                                0.1%
                                                                      -----
                                                                      100.0%
                                                                      =====

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is a diversified open-end investment company consisting of separate investment portfolios or funds (individually, a "fund," and collectively, the "Funds") each of which has a different investment objective(s) and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds currently available are the Cash Reserves, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Allocation Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds," in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and Exchange-Traded Funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Standard Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in the opinion of the Funds' investment adviser, MEMBERS Capital Advisors, Inc., (the "Investment Adviser"), reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Trust's Board of Trustees. Because the Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Standard Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depositary receipts; currency spot or forward markets that trade after pricing of foreign exchange; and other derivative securities traded after the close, such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

REPURCHASE AGREEMENTS: The Core Funds may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of July 31, 2007, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Core Funds, except the Cash Reserves Fund, report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of July 31, 2007, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At July 31, 2007, none of the funds had open futures contracts.

DELAYED DELIVERY SECURITIES: The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At July 31, 2007, none of the funds had entered into such transactions.

NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). As required, the funds adopted FIN 48 effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of July 31, 2007. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include 2003 through 2006.

FASB also issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FAS 157 to the funds, and is not in a position at this time to estimate the significance of its impact, if any, on the funds' financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

2. FOREIGN SECURITIES

The Core Funds may invest in foreign securities, although only the Mid Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities, and the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or
(4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

The Core Funds, except the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At July 31, 2007, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, and Mid Cap Growth Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $1,205,353, $1,603,641, $332,884, $3,492,860, $279,168 and
$128,571, respectively. The value of all cash collateral is included within the Portfolio of Investments. The value of securities on loan at July 31, 2007 was as follows:

FUND                      VALUE OF SECURITIES ON LOAN
----                      ---------------------------
Bond                              $29,646,208
High Income                        12,588,996
Diversified Income                 22,286,074
Large Cap Value                    12,489,957

FUND                      VALUE OF SECURITIES ON LOAN
----                      ---------------------------
Large Cap Growth                  $18,857,650
Mid Cap Value                      20,500,843
Mid Cap Growth                     18,371,647
International Stock                13,026,091

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At July 31, 2007, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION       NET
----                      ------------   ------------   -----------
Conservative Allocation    $   123,530   $  (267,115)   $  (143,585)
Moderate Allocation          1,047,332      (922,131)       125,201
Aggressive Allocation          510,977      (144,120)       366,857
Bond                           616,301    (2,850,486)    (2,234,185)
High Income                    304,161    (3,174,581)    (2,870,420)
Diversified Income           6,034,427    (4,296,088)     1,738,339
Large Cap Value             35,852,335    (3,089,548)    32,762,787
Large Cap Growth            15,127,395    (3,880,104)    11,247,291
Mid Cap Value                8,032,783    (2,985,581)     5,047,202
Mid Cap Growth               8,071,655    (2,384,105)     5,687,550
Small Cap Value                810,586    (1,418,567)      (607,981)
Small Cap Growth             1,203,479    (1,254,797)       (51,318)
International Stock         17,992,742    (1,632,009)    16,360,733

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

6. AFFILIATED COMPANY TRANSACTIONS

     The Allocation Funds invest in underlying funds, of which certain underlying funds may be deemed to be under common control because of having the same Board of Trustees (the "affiliated underlying funds"). A summary of the transactions with each affiliated underlying fund during the nine-month period ended July 31, 2007 follows:

                               Balance of
                                 Shares                               Balance of
                                 Held at      Gross       Gross      Shares Held      Value at      Realized    Distributions
    Fund/Underlying Fund       10/31/2006   Additions     Sales     at 07/31/2007    07/31/2007   Gain (Loss)    Received(2)
    --------------------       ----------   ---------   ---------   -------------   -----------   -----------   -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund Class Y        109,293      244,843     161,124      193,012       $1,862,563     $(8,331)       $ 54,642
MEMBERS Cash Reserves
Fund Class Y                     423,177    1,212,726   1,635,903           --               --          --          25,905
MEMBERS High Income Fund
Class Y                           22,968       83,766       5,358      101,376          718,756        (210)         25,633
MEMBERS International
Stock Fund Class Y                11,545       42,363       4,100       49,808          782,986      (2,122)         27,327
MEMBERS Large Cap Growth
Fund Class Y(1)                   27,263       90,599       8,086      109,776        1,733,366       4,013              --
MEMBERS Large Cap Value
Fund Class Y                      20,266       66,928       6,511       80,683        1,296,568         411           8,120
MEMBERS Mid Cap Growth
Fund Class Y(1)                   20,789       65,397       7,361       78,825          558,082         319              --
                                                                                     ----------     -------        --------
   TOTALS                                                                            $6,952,321     $(5,920)       $141,627

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                               Balance of
                                 Shares                               Balance of
                                 Held at      Gross       Gross      Shares Held      Value at      Realized    Distributions
    Fund/Underlying Fund       10/31/2006   Additions     Sales     at 07/31/2007    07/31/2007   Gain (Loss)    Received(2)
    --------------------       ----------   ---------   ---------   -------------   -----------   -----------   -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund Class Y        121,238      528,846      14,639      635,445      $ 6,132,047    $  (2,159)      $127,150
MEMBERS Cash Reserves
Fund Class Y                     587,248    1,983,787   2,571,035           --               --           --         42,946
MEMBERS High Income Fund
Class Y                          109,168      459,504      18,402      550,270        3,901,413         (872)       140,583
MEMBERS International
Stock Fund Class Y                96,584      406,165      28,231      474,518        7,459,427      (24,987)       266,069
MEMBERS Large Cap Growth
Fund Class Y(1)                  128,062      381,159      86,805      422,416        6,669,951        6,435             --
MEMBERS Large Cap Value
Fund Class Y                      87,713      336,702      22,164      402,251        6,464,172       (3,290)        40,295
MEMBERS Mid Cap Growth
Fund Class Y(1)                  240,080      593,067     192,080      641,067        4,538,756       (2,851)            --
MEMBERS Mid Cap Value
Fund Class Y                      62,670      189,583      57,301      194,952        2,614,305      (93,740)       233,701
MEMBERS Small Cap Growth
Fund Class Y(1)                       --      271,255       9,908      261,347        2,754,596         (222)            --
MEMBERS Small Cap Value

Fund Class Y(1)                       --      204,429       7,192      197,237        1,978,284         (789)            --
                                                                                    -----------    ---------       --------
   TOTALS                                                                           $42,512,951    $(122,475)      $850,744

AGGRESSIVE ALLOCATION FUND
MEMBERS International
Stock Fund Class Y                58,513      266,483      15,660      309,336      $ 4,862,763    $ (18,489)      $146,000
MEMBERS Large Cap Growth
Fund Class Y(1)                   52,342      163,403      36,541      179,204        2,829,635        2,165             --
MEMBERS Large Cap Value
Fund Class Y                      35,011      145,114      10,777      169,348        2,721,425       (2,777)        14,488
MEMBERS Mid Cap Growth
Fund Class Y(1)                  111,744      274,267      87,650      298,361        2,112,395        1,205             --
MEMBERS Mid Cap Value
Fund Class Y                      38,321      115,142      34,398      119,065        1,596,660      (48,170)       125,870
MEMBERS Small Cap Growth
Fund Class Y(1)                       --      141,556       4,541      137,015        1,444,138         (905)            --
MEMBERS Small Cap Value
Fund Class Y(1)                       --      137,687       4,239      133,448        1,338,483         (783)            --
                                                                                    -----------    ---------       --------
TOTALS                                                                              $16,905,499    $ (67,754)      $286,358

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, David P. Marks, certify that:

1.   I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     a) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: 9/24/07                           /s/ David P. Marks
                                        ----------------------------------------
                                        David P. Marks
                                        President, MEMBERS Mutual Funds

I, Mary E. Hoffmann, certify that:

1.   I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     a) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: 9/20/07                           /s/ Mary E. Hoffmann
                                        ----------------------------------------
                                        Mary E. Hoffmann
                                        Treasurer, MEMBERS Mutual Funds

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

DATE: 9/24/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: 9/24/07


BY: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: 9/20/07